American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

American Enterprise Investment Services Inc.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com

(C)1998 American Express Financial Corporation
All rights reserved.




This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

DISTRIBUTOR - RESRV PARTNERS, INC.
AMEX/ANNUAL 07/02        8023 VERSION C 6/00







                       AMERICAN EXPRESS
                    MONEY MARKET ACCOUNTS

                          OFFERED BY
                      THE RESERVE FUNDS


PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA II TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND


ANNUAL REPORT

May 31, 2002

[AMERICAN EXPRESS LOGO](R)

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                   VALUE
       AMOUNT              NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--69.7%                        (NOTE 1)
      ---------            ----------------------------------------------                        --------
                           DOMESTIC--15.9%
   $  100,000,000          American Express Centurion Bank, 1.82%, 5/7/03(a)...........    $        100,000,000
      200,000,000          Comerica Bank, 1.80%, 8/15/02(b)............................             199,998,015
      200,000,000          Comerica Bank, 1.83%, 1/16/03(b)............................             200,000,000
       50,000,000          Comerica Bank, 2.52%, 4/2/03................................              50,002,048
      200,000,000          JPMorgan Chase Bank, 1.84%, 8/23/02.........................             200,000,000
      200,000,000          Keybank, 1.795%, 4/25/03(a).................................             200,000,000
      100,000,000          PNC Bank, 1.89%, 6/19/02....................................             100,000,442
      200,000,000          Republic National Bank, 1.83%, 4.03%, 6/17/02...............             199,999,626
      100,000,000          Republic National Bank, 2.00%, 9/3/02.......................             100,000,000
      100,000,000          Southtrust Bank, 1.80%, 6/13/02.............................             100,000,000
       50,000,000          Southtrust Bank, 1.81%, 8/1/02..............................              50,000,000
      150,000,000          Southtrust Bank, 1.9775%, 3/28/03(a)........................             149,938,551
      200,000,000          State Street Bank and Trust Company, 1.82%, 8/15/02.........             200,000,000
       50,000,000          Wilmington Trust Company, 1.85%, 6/13/02....................              50,000,000
                                                                                           --------------------
                                                                                                  1,899,938,682
                                                                                           --------------------
                           YANKEES--53.8%
      100,000,000          Abbey National PLC, 1.95%, 8/9/02...........................             100,000,000
      100,000,000          Abbey National PLC, 2.00%, 9/3/02...........................             100,000,000
      100,000,000          ABN-AMRO Bank, 1.82%, 6/3/02................................             100,000,000
      200,000,000          ABN-AMRO Bank, 1.905%, 6/11/02..............................             200,004,180
      100,000,000          BNP Paribas, 1.95%, 8/9/02..................................             100,000,000
      200,000,000          BNP Paribas, 1.81%, 8/19/02.................................             200,000,000
      100,000,000          BNP Paribas, 1.88%, 8/30/02.................................             100,000,000
      100,000,000          Bank of Scotland, 3.64%, 10/7/02............................              99,996,635
      100,000,000          Bank of Scotland, 2.50%, 4/2/03.............................             100,000,000
      100,000,000          Bank of Scotland, 2.78%, 5/16/03............................              99,981,294
      100,000,000          Bank of Scotland, 2.73%, 5/19/03............................              99,981,125
      100,000,000          Barclays Bank PLC, 1.83%, 8/16/02...........................             100,000,000
      200,000,000          Barclays Bank PLC, 1.88%, 8/20/02...........................             200,000,000
      100,000,000          Barclays Bank PLC, 1.86%, 9/19/02...........................             100,000,000
      200,000,000          Bayerische Hypo-und Vereinsbank AG, 1.90%, 7/10/02..........             200,000,000
      100,000,000          Bayerische Hypo-und Vereinsbank AG, 1.86%, 8/13/02..........             100,003,775
      100,000,000          Bayerische Hypo-und Vereinsbank AG, 2.43%, 11/25/02.........             100,000,000
      100,000,000          Bayerische Landesbank Girozentrale, 3.64%, 10/7/02..........              99,996,635
      100,000,000          Bayerische Landesbank Girozentrale, 2.425%, 11/25/02........              99,996,449
      100,000,000          Canadian Imperial Bank of Commerce, 1.92%, 6/18/02..........             100,000,000
      120,000,000          Canadian Imperial Bank of Commerce, 1.82%, 7/26/02..........             120,001,663
      200,000,000          Commerzbank AG, 1.8044%, 12/30/02(a)........................             199,971,097
      200,000,000          Credit Agricole Indosuez, 2.12%, 12/31/02...................             200,000,000
      100,000,000          Credit Agricole Indosuez, 3.04%, 4/22/03....................              99,982,635
      100,000,000          Credit Agricole Indosuez, 1.81%, 4/28/03(a).................              99,976,540
       50,000,000          Danske Bank, 1.82%, 8/5/02..................................              50,000,000
      100,000,000          Deutsche Bank, 1.80%, 7/2/02................................             100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

    PRINCIPAL                                                                                   VALUE
     AMOUNT                NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)                 (NOTE 1)
    ---------              ---------------------------------------------------                 --------
                           YANKEES (CONTINUED)
   $  200,000,000          Deutsche Bank, 1.82%, 7/30/02...............................    $        200,000,000
      200,000,000          Deutsche Bank, 1.87%, 8/22/02...............................             200,000,000
      100,000,000          Dexia Bank, 1.91%, 6/17/02..................................             100,000,383
      100,000,000          Dexia Bank, 1.82%, 8/1/02...................................             100,000,000
      200,000,000          Dresdner Bank, 1.77%, 6/6/02................................             200,000,000
      200,000,000          KBC Bank, 1.77%, 3/28/03....................................             199,932,416
      200,000,000          KBC Bank, 2.89%, 4/21/03....................................             199,965,330
      200,000,000          Landesbank Baden-Wurttemberg, 1.805%, 7/8/02................             200,000,973
      100,000,000          Landesbank Baden-Wurttemberg, 1.83%, 8/14/02................             100,000,995
      200,000,000          Landesbank Hessen-Thueringen Girozentrale, 1.80%, 8/14/02...             200,000,000
      100,000,000          Landesbank Hessen-Thueringen Girozentrale, 2.58%,
                           11/12/02....................................................             100,065,035
      200,000,000          Lloyds TSB Bank PLC, 1.82%, 8/15/02.........................             200,000,000
      100,000,000          Natexis Banques Populaires, 1.83%, 6/3/02...................             100,000,000
       67,000,000          Royal Bank of Canada, 3.84%, 7/26/02........................              67,012,041
      100,000,000          Royal Bank of Scotland, 1.82%, 6/3/02.......................             100,000,000
      100,000,000          Royal Bank of Scotland, 1.83%, 8/16/02......................             100,000,000
      200,000,000          Svenska Handelsbanken, 1.84%, 6/26/02.......................             200,005,059
      100,000,000          Svenska Handelsbanken, 2.44%, 11/25/02......................             100,000,000
      100,000,000          Toronto Dominion Bank, 1.82%, 8/16/02.......................             100,000,000
      115,000,000          UBS, 1.85%, 8/29/02.........................................             115,010,671
      100,000,000          Westdeutsche Landesbank Girozentrale, 1.88%, 8/22/02........             100,000,000
      100,000,000          Westdeutsche Landesbank Girozentrale, 2.74%, 4/8/03.........             100,000,000
      100,000,000          Westdeutsche Landesbank Girozentrale, 2.78%, 5/16/03........              99,981,294
                                                                                           --------------------
                                                                                                  6,451,866,225
                                                                                           --------------------
                           Total Negotiable Bank Certificates of Deposit (Cost
                           $8,351,804,907).............................................           8,351,804,907
                                                                                           --------------------
                           GOVERNMENT AGENCY NOTES--0.4%
       50,000,000          Federal National Mortgage Association, 6.75%, 8/15/02.......              50,288,801
                                                                                           --------------------
                           Total Government Agency Notes (Cost $50,288,801)............              50,288,801
                                                                                           --------------------
                           REPURCHASE AGREEMENTS--29.6%
      500,000,000          Bear Stearns & Co., Inc., 1.84%, due 6/3/02, repurchase
                           proceeds at maturity $500,076,667 (collateralized by FGRA 0%
                           due 6/15/31 to 5/15/32 valued at $227,046,301, FGRM 6.0% to
                           7.0% due 8/15/23 to 5/15/32 valued at $191,312,201, FNRA
                           2.25% due 2/25/31 valued at $25,226,138, FNRM 6.0% to 7.0%
                           due 7/25/23 to 4/25/30 valued at $68,560,285, GNRR 6.0% due
                           5/20/29 valued at $2,859,192)...............................             500,000,000
    1,061,000,000          Deutsche Banc Alex Brown Inc., 1.83% due 6/3/02, repurchase proceeds at maturity $1,061,161,803 (collateralized by FGPC
                           6.50% to 8.5% due 2/01/22 to 6/01/32 valued at $207,197,998,
                           FNMS 6.0% to 8.5% due 3/1/17 to 6/1/32 valued at
                           $885,632,003)...............................................           1,061,000,000
    1,000,000,000          JP Morgan Chase & Co., 1.82% due 6/3/02, repurchase proceeds at maturity $1,000,151,667 (collateralized by FGRM 6.0% to
                           7.25% due 3/15/07 to 1/15/32 valued at $166,048,292, FNMA
                           6.5% due 3/20/23 valued at $9,915,506, FNRM 0% due 10/25/21 to 3/25/32 valued at $97,117,220, GNRM 5.5% to 6.5% due
                           12/16/24 to 11/16/31 valued at $496,998,249, GNRP 6.25% to
                           19.7865% due 4/17/29 valued at $28,128,449, GNRR 5.75% to
                           6.0% due 1/20/29 to 2/20/29 valued at $231,792,488).........           1,000,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

    PRINCIPAL                                                                                   VALUE
     AMOUNT                REPURCHASE AGREEMENTS (CONTINUED)                                   (NOTE 1)
    ---------              ---------------------------------                                   --------
   $  500,000,000          Lehman Brothers, Inc., 1.80% due 6/3/02, repurchase proceeds at maturity $500,075,000 (collateralized by FGPC 5.5% to
                           9.5% due 7/1/02 to 6/1/32 valued at $229,691,689, FMPC 6.5%
                           to 16.25% due 7/1/02 to 8/1/19 valued at $2,149,620, FNMC
                           5.5% to 12.0% due 6/1/03 to 5/1/32 valued at
                           $283,077,720)...............................................    $        500,000,000
      480,000,000          State Street Bank & Trust Co., 1.79%, due 6/3/02, repurchase proceeds at maturity $480,071,600 (collateralized by FHLMC
                           3.25% due 12/15/03 valued at $146,893,033, FNMA 0% to 5.75%
                           due 1/8/03 to 11/14/03 valued at $342,727,326)..............             480,000,000
                                                                                           --------------------
                           Total Repurchase Agreements (Cost $3,541,000,000)...........           3,541,000,000
                                                                                           --------------------

                           TOTAL INVESTMENTS (COST $11,943,093,708)....................          99.7%         11,943,093,708
                           OTHER ASSETS, LESS LIABILITIES..............................           0.3              41,306,703
                                                                                             --------    --------------------
                           NET ASSETS..................................................         100.0%   $     11,984,400,411
                                                                                             ========    ====================
                           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                           BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                           EQUIVALENT TO THE NET ASSETS OF EACH CLASS:
                           6,461,983,951 SHARES CLASS R..............................................                   $1.00
                                                                                                         ====================
                           23,456,859 SHARES CLASS 75................................................                   $1.00
                                                                                                         ====================
                           509,984,345 SHARES CLASS TREASURER'S TRUST................................                   $1.00
                                                                                                         ====================
                           23,135,992 SHARES CLASS 45................................................                   $1.00
                                                                                                         ====================
                           2,113,448,621 SHARES CLASS 25.............................................                   $1.00
                                                                                                         ====================
                           34,046,435 SHARES CLASS 15................................................                   $1.00
                                                                                                         ====================
                           2,818,344,208 SHARES CLASS 8..............................................                   $1.00
                                                                                                         ====================

-----------------

(a)                     Variable rate certificate of deposit.
(b)                     Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT              U.S. TREASURY BILLS--55.1%                                            (NOTE 1)
      ---------            --------------------------                                            --------
    $550,000,000           1.695%--1.70%, 6/13/02......................................      $     549,740,312
                                                                                             -----------------
                           Total U.S. Treasury Bills (Cost $549,740,312)...............            549,740,312
                                                                                             -----------------

                           REPURCHASE AGREEMENTS--44.7%
                           ----------------------------
     235,000,000           Bear Stearns &Co., Inc., 1.82%, due 6/3/02, repurchase
                           proceeds at maturity $235,035,642 (collateralized by GNMA
                           5.0% to 9.5% due 2/15/09 to 5/15/32 valued at
                           $242,051,262)...............................................            235,000,000
     100,000,000           Lehman Brothers, Inc., 1.77%, due 6/3/02, repurchase
                           proceeds at maturity $100,014,750 (collateralized by GNAR 5%
                           due 12/20/31 value at 2,259,339, GNMA 4.5% to 9.25% due
                           4/15/06 to 5/20/32 valued at $100,724,801)..................            100,000,000
     111,000,000           State Street Bank & Trust Co., 1.77%, due 6/3/02, repurchase proceeds at maturity $111,016,373 (collateralized by U.S.
                           Treasury Bills 8.0% to 10.375% due 5/15/09 to 11/15/21
                           valued at $113,236,717).....................................            111,000,000
                                                                                             -----------------
                           Total Repurchase Agreements (Cost $446,000,000).............            446,000,000
                                                                                             -----------------

                           TOTAL INVESTMENTS (COST $995,740,312).......................          99.8%           995,740,312
                           OTHER ASSETS, LESS LIABILITIES..............................           0.2              1,643,130
                                                                                             --------      -----------------
                           NET ASSETS..................................................         100.0%     $     997,383,442
                                                                                             ========      =================
                           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                           BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                           EQUIVALENT TO THE NET ASSETS OF EACH CLASS:
                           902,306,501 SHARES CLASS R................................................                  $1.00
                                                                                                           =================
                           3,964,137 SHARES CLASS TREASURER'S TRUST..................................                  $1.00
                                                                                                           =================
                           443,300 SHARES CLASS 45...................................................                  $1.00
                                                                                                           =================
                           90,669,504 SHARES CLASS 25................................................                  $1.00
                                                                                                           =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT              U.S. TREASURY BILLS--99.9%                                            (NOTE 1)
      ---------            --------------------------                                            --------
     $38,000,000           1.71%--1.755%, 6/6/02.......................................      $      37,994,450
      34,000,000           1.665%--1.825%, 6/13/02.....................................             33,983,578
      52,000,000           1.68%--1.815%, 6/20/02......................................             51,956,770
      40,000,000           1.685%--1.79%, 6/27/02......................................             39,953,500
      59,000,000           1.74%--1.83%, 7/5/02........................................             58,904,747
      46,000,000           1.795%, 7/11/02.............................................             45,912,843
      54,000,000           1.645%--1.715%, 7/18/02.....................................             53,886,419
      50,000,000           1.675%, 7/25/02.............................................             49,879,028
      40,000,000           1.72%, 8/1/02...............................................             39,887,243
      23,000,000           1.715%--1.73%, 8/8/02.......................................             22,927,492
      58,000,000           1.74%--1.815%, 8/15/02......................................             57,791,048
      15,000,000           1.705%--1.73%, 8/22/02......................................             14,942,944
      38,000,000           1.725%--1.75%, 9/5/02.......................................             37,827,667
      32,000,000           1.75%, 9/26/02..............................................             31,821,111
      24,000,000           1.84%, 10/17/02.............................................             23,833,173
                                                                                             -----------------

                           TOTAL U.S. TREASURY BILLS (COST $601,502,013)...............          99.9%           601,502,013
                           OTHER ASSETS, LESS LIABILITIES..............................           0.1                650,159
                                                                                             --------      -----------------
                           NET ASSETS..................................................         100.0%     $     602,152,172
                                                                                             ========      =================
                           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
                           BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND
                           EQUIVALENT TO THE NET ASSETS OF EACH CLASS:
                           344,296,908 SHARES CLASS R................................................                  $1.00
                                                                                                           =================
                           257,855,264 SHARES CLASS TREASURER'S TRUST................................                  $1.00
                                                                                                           =================

                                           GLOSSARY
FGPC                    --         FHLMC Gold Mortgage-Backed Pass-Through Participation
                                   Certificates
FGRA                    --         FHLMC Adjustable Rate REMIC
FGRM                    --         FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
                                   Certificates
FHLMC                   --         Federal Home Loan Mortgage Corp.
FMPC                    --         Freddie Mac Mortgage Participation Certificates
FNMA                    --         Federal National Mortgage Association
FNMC                    --         Fannie Mae Multi Currency
FNMS                    --         Federal Mortgage-Backed Pass-Through Securities
FNRA                    --         FHLMC Real Estate Mortgage Conduit Adjustable Rate
FNRM                    --         Federal National Mortgage Association ("FNMA") REMIC
                                   Mortgage-Backed Pass-Through Securities
FNST                    --         FNMA STRIPS
GNAR                    --         GNMA Adjustable Rate Mortgage-Back Pass-Through Securities.
GNMA                    --         Government National Mortgage Association
GNRM                    --         GNMA Pass-Through Floater
GNRP                    --         Fed eligible GNMA REMIC
GNRR                    --         PTC eligible GNMA REMIC

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT              TAX-EXEMPT OBLIGATIONS--98.8%                                         (NOTE 1)
      ---------            -----------------------------                                         --------
                           ALASKA--0.4%
     $ 1,400,000           Anchorage Alaska, GO, 5.50%, 10/1/02 (b)....................      $       1,416,253
                                                                                             -----------------
                           ARIZONA--1.2%
       1,100,000           Apache County, IDA for Tucson Electric Power Company, 1.40%,
                           12/15/18 (a)................................................              1,100,000
       1,100,000           Arizona Health Facilities Authority, 1.26%, 10/1/15 (a).....              1,100,000
       1,300,000           Glendale Water & Sewer, GO, 4.75%, 7/1/02 (b)...............              1,302,002
         500,000           Pima County, IDA for Tucson Electric Power, 1.40%,
                           10/1/22 (a).................................................                500,000
                                                                                             -----------------
                                                                                                     4,002,002
                                                                                             -----------------
                           CALIFORNIA--6.4%
       2,000,000           Alameda Contra Costa Capital Improvements, 1.35%,
                           11/1/14 (a).................................................              2,000,000
      13,500,000           California State, RAN, 3.25%, 6/28/02.......................             13,510,027
       1,600,000           Elsinore Valley, COP for Water District, Series A, 1.30%,
                           7/1/29 (a)..................................................              1,600,000
       2,000,000           Los Angeles, TRAN, 3.75%, 6/28/02...........................              2,001,574
       2,000,000           Los Angeles School District, TRAN, 4.00%, 7/23/02...........              2,003,815
                                                                                             -----------------
                                                                                                    21,115,416
                                                                                             -----------------
                           COLORADO--3.0%
         800,000           Broomfield, IDA for Buckeye Investments Project, 1.50%,
                           12/1/09 (a).................................................                800,000
       7,000,000           Colorado State, TAN, 3.00%, 6/28/02.........................              7,004,115
       1,850,000           Denver County Airport, Series B, 1.40%, 12/1/20 (a).........              1,850,000
         400,000           Eagle County Smith Creek Metropolitan District, 1.50%,
                           10/1/35 (a).................................................                400,000
                                                                                             -----------------
                                                                                                    10,054,115
                                                                                             -----------------
                           CONNECTICUT--1.6%
         800,000           Connecticut Development Authority for Independent Living
                           Project, 1.25%, 7/1/15 (a)..................................                800,000
         900,000           Connecticut, HEFA for Hotchkiss School, Series A, 1.15%,
                           7/1/30 (a)..................................................                900,000
         300,000           Connecticut, HEFA for Raphael Hospital, Series J, 1.05%,
                           7/1/22 (a)..................................................                300,000
         200,000           Connecticut Special Tax Transportation Infrastructure,
                           Series 1, Revenue Bonds, 1.35%, 9/1/20 (a)..................                200,000
       1,200,000           Connecticut State, GO, Series 1A, 1.40%, 2/15/21 (a)........              1,200,000
       1,500,000           Hartford Redev. Agency MFH for Underwood Towers Project,
                           1.30%, 6/1/20 (a)...........................................              1,500,000
         400,000           Shelton County, HFA for Crosby Commons Project, 1.35%,
                           1/1/31 (a)..................................................                400,000
                                                                                             -----------------
                                                                                                     5,300,000
                                                                                             -----------------
                           DISTRICT OF COLUMBIA--0.9%
       2,740,000           District of Columbia, GO, Howard University, Series B,
                           prefunded 10/1/02 @ 102, 6.75%, 10/1/12.....................              2,839,725
                                                                                             -----------------
                           FLORIDA--2.9%
       1,200,000           Dade County Fixed Copy Asset, 1.50%, 10/1/10 (a)............              1,200,000
         800,000           Dade County, IDA for Dolphins Stadium Project, Series D,
                           1.45%, 1/1/16 (a)...........................................                800,000
         565,000           Dade County Water & Sewer System, 1.40%, 10/5/22 (a)........                565,000
         800,000           Florida, HFA for Kings Colony, 1.45%, 8/1/06 (a)............                800,000
         500,000           Florida, HFA for River Oaks, Series 85TT, 1.40%,
                           12/1/29 (a).................................................                500,000
         200,000           Florida Housing Finance Corp. for Reflections, Series 5,
                           1.40%, 7/1/31 (a)...........................................                200,000
       1,000,000           Florida Muni Power Stanton Project, 1.50%, 10/1/19 (a)......              1,000,000
       1,765,000           Orange County, IDA for Central Florida YMCA Project,
                           Series A, 1.50%, 5/1/27 (a).................................              1,765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           FLORIDA (CONTINUED)
     $ 1,100,000           Orange County School Board COP, Series B, 1.55%,
                           8/1/25 (a)..................................................      $       1,100,000
         200,000           Orange County School District, TAN, 2.75%, 9/16/02..........                200,680
       1,000,000           Palm Beach County Norton Gallery School of Art, 1.40%,
                           5/1/30 (a)..................................................              1,000,000
         500,000           Volusia County HEFA for Southwest Volusia, 1.40%,
                           11/15/23 (a)................................................                500,000
                                                                                             -----------------
                                                                                                     9,630,680
                                                                                             -----------------
                           GEORGIA--2.1%
       2,500,000           Atlanta Water & Waste, Series C, 1.55%, 11/1/41 (a).........              2,500,000
       1,413,409           Georgia Muni Assoc. Pool Bd. COP, 1.45%, 12/15/20 (a).......              1,413,409
       3,180,000           Macon-Bibb County Industrial Authority, Business Park &
                           Airport Project, 1.45%, 7/1/20 (a)..........................              3,180,000
                                                                                             -----------------
                                                                                                     7,093,409
                                                                                             -----------------
                           HAWAII--0.6%
       2,000,000           Honolulu City & County, GO, Series 2001C, 2.85%,
                           12/4/02 (b).................................................              2,007,896
                                                                                             -----------------
                           ILLINOIS--2.7%
       1,000,000           Chicago, WSR, 1.40%, 11/1/30 (a)............................              1,000,000
       1,000,000           Illinois, DFA for Con Edison, Series C, 1.35%,
                           3/1/09 (a)..................................................              1,000,000
         700,000           Illinois, DFA for WBEZ Alliance Project, 1.40%,
                           3/1/29 (a)..................................................                700,000
         900,000           Illinois, EFA for Museum National History, 1.40%,
                           11/1/25 (a).................................................                900,000
       1,700,000           McCook County for Saint Andrews, 1.50%, 12/1/21 (a).........              1,700,000
         200,000           Naperville Illinois for Heritage YMCA Group, 1.40%,
                           12/1/29 (a).................................................                200,000
       3,590,000           Will County Community School District 365, GO, 3.50%,
                           11/1/02 (b).................................................              3,613,705
                                                                                             -----------------
                                                                                                     9,113,705
                                                                                             -----------------
                           INDIANA--4.0%
       2,625,000           Allen County Public Library, GO, 1.75%, 7/1/02 (b)..........              2,625,000
         495,000           Indiana, HFAR for Mental Health & Rehab, 1.45%,
                           11/1/20 (a).................................................                495,000
       2,000,000           Indiana, TFA, GO, 6.75 prefunded, 11/1/02 @ 102, 11/1/11....              2,078,525
       1,000,000           Indiana, TFA, GO, 6.25 prefunded, 11/1/02 @ 102, 11/1/16....              1,036,928
       1,500,000           Logansport, EDA for Modine Mfg. Project, 1.75%,
                           1/1/08 (a)..................................................              1,500,000
         500,000           Marshall County, EDA for Culver Foundation Project, 1.45%,
                           1/1/35 (a)..................................................                500,000
       5,000,000           Princeton PCR, 1.65% 4/1/22 (a).............................              5,000,000
                                                                                             -----------------
                                                                                                    13,235,453
                                                                                             -----------------
                           IOWA--2.7%
       1,000,000           Des Moines, HRB for Iowa Methodist Medical Center Project,
                           1.45%, 8/1/15 (a)...........................................              1,000,000
       8,000,000           Iowa, TRAN, Series 2001, 3.00%, 6/27/02.....................              8,006,005
                                                                                             -----------------
                                                                                                     9,006,005
                                                                                             -----------------
                           KENTUCKY--0.9%
         665,000           Covington, IDR Baptist Convalescent, 1.45%,4/1/19 (a).......                665,000
       2,390,000           Lexington Fayette Urban Residential Facilities for Richmond
                           Place Assoc. Project, 2.25%, 4/1/03 (b).....................              2,390,000
                                                                                             -----------------
                                                                                                     3,055,000
                                                                                             -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           LOUISIANA--6.1%
     $ 2,195,500           Ascension Parish, IDR for Borden Inc. Project, 1.21%,
                           12/01/09 (a)................................................      $       2,195,500
       1,790,000           Calcasieu Parish IDR, 1.45%, 8/1/04 (a).....................              1,790,000
       1,990,000           Calcasieu Sales Tax District, 1.40%, 9/1/02 (a).............              1,990,000
       1,120,000           Louisiana, PFA Public Safey Joint Emergency, GO, 3.50%,
                           8/1/02 (b)..................................................              1,121,776
       2,190,000           Louisiana, PFA for Kenner Hotel Limited, 1.65%,
                           12/1/15 (a).................................................              2,190,000
       2,090,000           Louisiana, PFA for Ciba Geigy Corp Project, 1.40%,
                           12/1/04 (a).................................................              2,090,000
       4,295,500           Louisiana Offshore Terminal Authority, 1st. Stage, 1.60%,
                           9/1/06 (a)..................................................              4,295,500
       4,495,500           Louisiana State University Agriculture & Mechanical College,
                           1.45%, 7/1/30 (a)...........................................              4,495,500
                                                                                             -----------------
                                                                                                    20,168,276
                                                                                             -----------------
                           MASSACHUSETTS--3.3%
         258,000           Andover, GO, 4.00%, 12/15/02 (b)............................                260,853
         575,000           Fall River, GO, 5.00%, 6/1/02 (b)...........................                575,000
       1,225,000           Groton Dunstable School District, GO, 5.00%,
                           10/15/02 (b)................................................              1,237,928
       2,300,000           Groton Dunstable, BAN, 2.25%, 12/20/02......................              2,304,940
         600,000           Massachusetts Wholesale Electric Power Supply Sys., GO,
                           prefunded 7/1/02 @102, 6.75%, 7/01/17.......................                614,282
       1,760,000           Massachusetts, DFA for Notre Dame Health Care,1.39%,
                           10/1/29 (a).................................................              1,760,000
       1,475,000           Massachusetts, WRA, GO, prefunded 7/15/02 @ 102, 6.50%,
                           7/15/21.....................................................              1,510,815
         500,000           Massachusetts, WRA, Series 99B, 1.30%, 8/1/28 (a)...........                500,000
       2,316,000           Plymouth, BAN, 2.50%-3.00%, 6/20/02.........................              2,316,573
                                                                                             -----------------
                                                                                                    11,080,391
                                                                                             -----------------
                           MICHIGAN--2.5%
         200,000           Bruce Township HDA for Sisters of Charity, 1.30%,
                           5/1/18 (a)..................................................                200,000
         680,000           Delta County EDC for Mead Escambia Paper, Series C, 1.65%,
                           12/1/23 (a).................................................                680,000
       1,400,000           Delta County EDC for Mead Escambia Paper, Series 85, 1.55%,
                           12/1/13 (a).................................................              1,400,000
         200,000           Detroit Sewage District, Series C1, 1.40%, 7/1/27 (a).......                200,000
         300,000           Detroit Water Supply System, Series 93, 1.40%,
                           7/1/13 (a)..................................................                300,000
         400,000           Flint Hospital Hurley Medical Center, Series B, 1.40%,
                           7/1/15 (a)..................................................                400,000
         300,000           Gaylord Hospital, Otsego Memorial Hospital, 1.45%,
                           12/1/26 (a).................................................                300,000
       1,335,000           Grand Rapids Water Supply System, 1.40%, 1/1/20 (a).........              1,335,000
       1,215,000           Jackson County EDC for Thrifty Leoni Inc. Project, 1.90%,
                           12/1/14 (a).................................................              1,215,000
         730,000           Michigan, Grant Anticipation Notes, Series C, 1.35%,
                           9/15/08 (a).................................................                730,000
         200,000           Michigan, HDA for Pine Ridge Ltd., 1.40%, 10/1/07 (a).......                200,000
         850,000           Michigan Job Development Authority for Wyandotte Court,
                           1.40%, 12/1/09 (a) .........................................                850,000
         500,000           Michigan Strategic Fund Ltd. for Allen Group Inc, Project,
                           1.40%, 11/1/25 (a)..........................................                500,000
                                                                                             -----------------
                                                                                                     8,310,000
                                                                                             -----------------
                           MINNESOTA--13.4%
       1,990,000           Arden Hills HSG for Presbyterian Homes, 1.60%,
                           9/1/29 (a)..................................................              1,990,000
       1,590,000           Beltrami County for Northwood Panelboard, 1.65%,
                           12/1/21 (a).................................................              1,590,000
       3,300,000           Brooklyn for Brookdale Corp., II Project, 1.60%,
                           12/1/14 (a).................................................              3,300,000
       1,095,500           Cohasset for Minnesota Power & Light Co., 1.50%,
                           12/1/07 (a).................................................              1,095,500
       6,400,000           Cohasset for Minnesota Power & Light Co., Project A, 1.50%,
                           6/1/20 (a)..................................................              6,400,000
       1,800,000           Cohasset for Minnesota Power & Light Co., Project B, 1.50%,
                           6/1/13 (a)..................................................              1,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           MINNESOTA (CONTINUED)
     $ 5,000,000           Duluth EDA for Miller Dwan Medical Center Project, 1.60%,
                           6/1/19 (a)..................................................      $       5,000,000
       4,065,000           Duluth Tax Revenue Bond for Lake Superior Paper, 1.40%,
                           9/1/10 (a)..................................................              4,065,000
         270,000           Hennepin County, Series B, 1.25%, 12/1/20 (a)...............                270,000
       3,170,000           Hennepin County, Series C, 1.25%, 12/1/10 (a)...............              3,170,000
       1,245,500           Mankato for Bethanny Lutheran College, 1.55%,
                           11/1/15 (a).................................................              1,245,500
       1,995,500           Minneapolis Convention Center, 1.25%, 12/1/18 (a)...........              1,995,500
       1,475,000           Minneapolis Seven Corners, 1.35%, 11/1/31 (a)...............              1,475,000
       3,000,000           Minneapolis St. Paul Airport, 1.60%, 6/10/02 (b)............              3,000,000
       3,390,000           Minnesota Higher Education for St. Olaf College, 1.50%,
                           10/1/30, 10/1/32 (a)........................................              3,390,000
       1,400,000           New Brighton Industrial Development for Unicare Homes,
                           1.28%, 12/1/14 (a)..........................................              1,400,000
       3,000,000           Regents University, Intermediate Term A, 1.45%,
                           7/1/08 (a)..................................................              3,000,000
         205,000           Roseville Commercial Development for Berger Transfer &
                           Storage, 1.40%, 12/1/15 (a).................................                205,000
                                                                                             -----------------
                                                                                                    44,391,500
                                                                                             -----------------
                           MISSOURI--0.6%
       1,550,000           Jefferson County IDA for Westview Nursing Home, 1.40%,
                           3/1/08 (a)..................................................              1,550,000
         310,000           Platte County IDR for Platte Care Facility, 1.85%,
                           10/1/10 (a).................................................                310,000
                                                                                             -----------------
                                                                                                     1,860,000
                                                                                             -----------------
                           NEBRASKA--0.1%
         390,000           Buffalo County, Series 85, 1.60%, 2/1/15 (a)................                390,000
                                                                                             -----------------
                           NEVADA--0.3%
       1,000,000           Clark County School District GO, 7.25%, 6/15/02 (b).........              1,001,365
         115,000           Clark County School District, Series A, 1.60%,
                           6/15/21 (a).................................................                115,000
                                                                                             -----------------
                                                                                                     1,116,365
                                                                                             -----------------
                           NEW HAMPSHIRE--1.1%
       3,800,000           New Hampshere HEFA for Exeter Hospital, Series B, 1.50%,
                           10/1/23 (a).................................................              3,800,000
                                                                                             -----------------
                           NEW JERSEY--5.4%
       1,460,000           Camden County Improvement Authority, 1.50%, 9/1/26 (a)......              1,460,000
         200,000           Essex County Improvement Authority for the Children's
                           Institute, 1.40%, 2/1/20 (a)................................                200,000
       1,600,000           Jersey City IDA for Dixon Mills Apartments, 1.25%,
                           5/15/30 (a).................................................              1,600,000
         400,000           New Jersey EDA for 400 Intl Dr Partners, 1.45%,
                           9/1/05 (a)..................................................                400,000
       1,000,000           New Jersey Sports Expo Authority, Series C, 1.30%,
                           9/1/24 (a)..................................................              1,000,000
       6,040,000           New Jersey TRAN, Series 2001, 3.00%, 6/14/02................              6,042,203
         700,000           New Jersey Turnpike Authority, Series 91D, 1.30%,
                           1/1/18 (a)..................................................                700,000
       2,779,000           North Brunswick Township BAN, 2.20%, 12/12/02...............              2,786,186
         640,000           Raritan Township BAN, 3.15%, 6/13/02........................                640,078
       3,269,532           Sparta Township BAN, 2.60%, 1/17/03.........................              3,289,110
                                                                                             -----------------
                                                                                                    18,117,577
                                                                                             -----------------
                           NEW YORK--8.8%
       5,000,000           Chappaqua School District BAN, 2.25%, 9/13/02...............              5,008,958
       1,700,000           Guilderland IDA for North Eastern Industrial Park,
                           Series 93A, 1.30%, 12/1/08 (a)..............................              1,700,000
       5,400,000           Long Island Power Authority, Series 3B, 1.50%,
                           5/1/33 (a)..................................................              5,400,000
       1,500,000           New York City, Series A4, 1.50%, 8/1/22 (a).................              1,500,000
       4,500,000           New York City, Series A6, 1.50%, 11/1/26 (a)................              4,500,000
       2,500,000           New York City, Series A7, 1.60%, 8/1/19 (a).................              2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           NEW YORK (CONTINUED)
     $ 1,800,000           New York City, Series B, 1.40%, 10/1/21 (a).................      $       1,800,000
       6,800,000           New York City Water Financial Authority, WSR, 1.50%,
                           6/15/25 (a).................................................              6,800,000
                                                                                             -----------------
                                                                                                    29,208,958
                                                                                             -----------------
                           NORTH CAROLINA--1.0%
       1,000,000           Lenoir County PCR for Texasgulf, 1.725%, 12/1/03 (a)........              1,000,000
       1,100,000           North Carolina Elderly Facilities for Cardinal Gibbons,
                           1.45%, 8/1/14 (a)...........................................              1,100,000
       1,300,000           North Carolina Med Care Community for Stanley Total Living
                           Center, 1.45%, 4/1/18 (a)...................................              1,300,000
                                                                                             -----------------
                                                                                                     3,400,000
                                                                                             -----------------
                           OHIO--6.3%
         615,000           Amherst Village School District GO, 5.00%, 12/1/02 (b)......                624,007
         750,000           Butler County Healthcare Facility for Lifesphere Project,
                           1.40%, 5/1/27 (a)...........................................                750,000
       3,450,000           Cincinnati & Hamilton Port Authority EDC for Kenwood Office
                           Assoc., 1.65%, 9/1/25 (a)...................................              3,450,000
         300,000           Cleveland Income Tax Revenue, 1.30%, 5/15/24 (a)............                300,000
         200,000           Columbus for Lyra & Gemini & Polaris, 1.45%, 8/1/11 (a).....                200,000
       3,000,000           Cuyahoga County EDA for Cleveland Health Education Museum,
                           1.45%, 3/1/32 (a)...........................................              3,000,000
         100,000           Cuyahoga County EDA for The Cleveland Orchestra, 1.60%,
                           4/1/28 (a)..................................................                100,000
       1,650,000           Cuyahoga County for Cleveland Botanical, 1.45%,
                           7/1/31 (a)..................................................              1,650,000
         100,000           Cuyahoga County HRB for Cleveland Clinic, Series A, 1.35%,
                           1/1/26 (a)..................................................                100,000
         100,000           Cuyahoga County HRB for University Hospital Cleveland,
                           1.40%, 1/15/29 (a)..........................................                100,000
         500,000           Cuyahoga County IDA for Allen Group Project, 1.40%,
                           12/1/15 (a).................................................                500,000
         400,000           Delaware County IDR for Radiation Sterilizers, 1.70%,
                           12/1/04 (a).................................................                400,000
         100,000           Franklin County for US Health Corp., Series A, 1.40%,
                           12/1/21 (a).................................................                100,000
       1,050,000           Franklin County MFH for US Health Corp., Series B, 1.45%,
                           12/1/20 (a).................................................              1,050,000
         200,000           Hamilton County HRB for Health Alliance, Series A, 1.15%
                           1/1/18 (a)..................................................                200,000
       1,515,000           Indian Hill EDC for Cincinnati Country Day School, 1.42%,
                           5/1/19 (a)..................................................              1,515,000
         200,000           Kent State University, University Receipts, 1.35%,
                           5/1/31 (a)..................................................                200,000
         300,000           Lorain County Independent Living for Elyria United
                           Methodist, 1.47%, 6/1/22 (a)................................                300,000
         990,000           Lucas County for Toledo Project, 1.40%, 10/1/05 (a).........                990,000
       1,500,000           Middleburgh for Southwest General Hospital, 1.45%,
                           8/15/22 (a).................................................              1,500,000
         200,000           Ohio Air Quality DAR for Pollution Control Cincinnati Gas,
                           Series B, 1.60%, 9/1/30 (a).................................                200,000
       1,260,000           Ohio WDA for Cleveland Electric, Series B, 1.40%,
                           8/1/20 (a)..................................................              1,260,000
       1,160,000           Ottawa County Hospital Facilities Luther Home of Mercy
                           Project, 1.50%, 10/1/17 (a).................................              1,160,000
          25,000           Sharonville IDR for Edgecomb Metals Inc, 1.40%,
                           11/1/09 (a).................................................                 25,000
       1,205,000           Stark County Port Authority Healthcare for Canton School,
                           1.50%, 2/1/27 (a)...........................................              1,205,000
                                                                                             -----------------
                                                                                                    20,879,007
                                                                                             -----------------
                           OKLAHOMA--0.8%
         500,000           Oklahoma City Christian College Revenue Bonds, 1.75%,
                           7/1/15 (a)..................................................                500,000
       1,000,000           Oklahoma State Capital Improvement Authority GO, 5.00%,
                           9/1/02 (b)..................................................              1,007,657
       1,000,000           Tulsa IDR for Park Chase Apartments, Series A-1, 1.40%,
                           12/15/29 (a)................................................              1,000,000
                                                                                             -----------------
                                                                                                     2,507,657
                                                                                             -----------------
                           OREGON--0.2%
         500,000           Portland MFHR for South Park Block Project A, 1.45%,
                           12/1/11 (a).................................................                500,000
                                                                                             -----------------
                           PENNSYLVANIA--3.4%
         835,000           Berks County IDA for Visiting Nurse Assoc., Series A, 1.65%,
                           12/1/15 (a).................................................                835,000
       1,120,000           Dallastown Area School District, 1.46%, 2/1/18 (a)..........              1,120,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           PENNSYLVANIA (CONTINUED)
     $   500,000           Lancaster County GO, Series 2000, 1.46%, 5/1/30 (a).........      $         500,000
         480,000           Lancaster County HRB for Bretheren Village, 1.46%,
                           6/15/20 (a).................................................                480,000
         400,000           Lebanon County Health Facilities for ECC Retirement Village,
                           1.46%, 10/15/25 (a).........................................                400,000
       2,000,000           Montgomery County Higher Education William Pennsylvania
                           Charter, 1.45%, 9/15/31 (a).................................              2,000,000
         800,000           Montgomery County Redevelopment Authority for Kingswood
                           Apts., Series A, 1.35%, 8/15/31 (a).........................                800,000
         900,000           Philadelphia IDA for Performing Arts, 1.40%, 6/1/25 (a).....                900,000
         600,000           Philadelphia IDR for Interim House West Project, 1.50%,
                           9/1/26 (a)..................................................                600,000
       1,360,000           Pittsburgh School District GO, 4.50%, 8/15/02 (b)...........              1,366,322
         300,000           Quakertown General Authority Pooled Financing Program,
                           Series A, 1.40%, 6/1/28 (a).................................                300,000
         900,000           Sayre HFA VHA, Series 85, 1.40%, 12/1/20 (a)................                900,000
         850,000           Scranton-Lackawanna Counties for University of Scranton
                           Project, 1.80%, 11/1/02 (b).................................                850,000
         200,000           University of Pittsburgh Higher Education, Series B, 1.35%,
                           9/15/29 (a).................................................                200,000
                                                                                             -----------------
                                                                                                    11,251,322
                                                                                             -----------------
                           PUERTO RICO--2.0%
       1,205,500           Puerto Rico Government, 1.00%, 12/1/15 (a)..................              1,205,500
         200,000           Puerto Rico Highway & Transportation Authority GO, prefunded
                           7/1/02 @ 101.5, 6.50%, 7/1/22...............................                203,783
       2,391,000           Puerto Rico Highway & Transportation Authority, Series A,
                           1.3%, 7/1/28 (a)............................................              2,391,000
       2,675,000           Puerto Rico Public Improvement GO, prefunded 7/1/02 @ 101.5,
                           6.80%, 7/1/21...............................................              2,726,214
                                                                                             -----------------
                                                                                                     6,526,497
                                                                                             -----------------
                           RHODE ISLAND--3.0%
      10,000,000           East Providence TAN, 2.25%, 7/10/02.........................             10,006,553
                                                                                             -----------------
                           SOUTH CAROLINA--1.5%
       5,000,000           Piedmont Muni Power Agency for South Carolina Electric,
                           Series B, 1.35%, 1/1/18 (a).................................              5,000,000
                                                                                             -----------------
                           TENNESSEE--2.1%
         695,000           Chattanooga IDA for Baylor School Project, 1.45%,
                           11/1/16 (a).................................................                695,000
       3,400,000           Hamilton County Trade Center Hotel, 1.50%, 9/1/16 (a).......              3,400,000
       3,000,000           Metropolitan Nashville Airport Authority for American
                           Airlines Project, Series B, 1.70%, 10/1/12 (a)..............              3,000,000
                                                                                             -----------------
                                                                                                     7,095,000
                                                                                             -----------------
                           TEXAS--4.5%
         945,000           Cleburne WSR, GO, 4.00%, 2/15/03 (b)........................                957,219
      14,000,000           Texas TRAN, Series A, 3.75%, 8/29/02........................             14,057,786
                                                                                             -----------------
                                                                                                    15,015,005
                                                                                             -----------------
                           VIRGINIA--2.0%
         250,000           Albemarle County IDA for University Health Services, 1.40%,
                           10/1/22 (a).................................................                250,000
         570,000           Alexandria County IDA for Pooled Loan Project, Series A,
                           1.45%, 7/1/26 (a)...........................................                570,000
         475,000           Chesapeake County IDA for General Hospital, Series B, 1.45%,
                           7/1/31 (a)..................................................                475,000
          50,000           Clarke County IDA for Winchester Medical Center, 1.55%,
                           1/1/30 (a)..................................................                 50,000
         585,000           Hampton County MFH for Shoreline Apartments, 1.40%,
                           12/1/19 (a).................................................                585,000
         940,000           Henrico County for Health Heritage, 1.45%, 8/1/23 (a).......                940,000
       1,135,000           Henrico Public Improvement GO, 3.00%, 4/1/03 (b)............              1,148,604
         155,000           Loudoun County IDA for Falcons Landings, 1.40%,
                           11/1/28 (a).................................................                155,000
         600,000           Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 1.45%,
                           12/1/25 (a).................................................                600,000
         600,000           Norfolk GO, 5.00%, 7/1/02 (b)...............................                601,658
         500,000           Norfolk IDA for Hospital Facilities-Children Project, 1.45%,
                           6/1/20 (a)..................................................                500,000
         595,000           Richmond County IDA for Ninth & Cary Association, 1.45%,
                           9/1/10 (a)..................................................                595,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
                           VIRGINIA (CONTINUED)
     $    90,000           Roanoke County IDA for Friendship Manor, 1.40%,
                           8/1/13 (a)..................................................      $          90,000
                                                                                             -----------------
                                                                                                     6,560,262
                                                                                             -----------------
                           WASHINGTON--0.4%
       1,350,000           Tacoma Metropolitan Park District GO, 4.00%, 12/1/02 (b)....              1,363,178
                                                                                             -----------------
                           WISCONSIN--0.6%
       2,025,000           Wisconsin TRAN, GO, Series B, prefunded 7/1/02 @ 100, 5.75%
                           7/1/12 (b)..................................................              2,029,563
                                                                                             -----------------

                           TOTAL INVESTMENTS (COST $328,446,770).......................          98.8%           328,446,770
                           OTHER ASSETS, LESS LIABILITIES..............................           1.2              4,070,712
                                                                                             --------      -----------------
                           NET ASSETS..................................................         100.0%     $     332,517,482
                                                                                             ========      =================
                           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                           EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                           VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                           CLASS:
                           295,709,836 SHARES CLASS R................................................                  $1.00
                                                                                                           =================
                           20,455,118 SHARES CLASS TREASURER'S TRUST.................................                  $1.00
                                                                                                           =================
                           16,352,528 SHARES CLASS 25................................................                  $1.00
                                                                                                           =================

-----------------

(a)                     Variable rate securities. The interest rates, as reported on
                        May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of
                        credit or other credit agreements.
(b)                     Securities are collateralized by letters of credit or other credit agreements.

                                  SECURITY TYPE ABBREVIATIONS
BAN                     --         Bond Anticipation Notes
COP                     --         Certificate of Participation
DAR                     --         Development Authority Revenue Bonds
DFA                     --         Development Finance Authority Revenue Bonds
EDA                     --         Economic Development Authority Revenue Bonds
EDC                     --         Economic Development Corporation
EFA                     --         Educational Facilities Authority
GO                      --         General Obligation Bonds
HEFA                    --         Health & Education Facilities Authority
HAD                     --         Housing Development Authority
HFA                     --         Housing Finance Authority
HFAR                    --         Health Facilities Authority Revenue Bonds
HRB                     --         Hospital Revenue Bonds
IDA                     --         Industrial Development Authority Revenue Bonds
IDR                     --         Industrial Development Agency Revenue Bonds
MFH                     --         Multi-family Housing Revenue Bonds
MFHR                    --         Multi-family Facilities Housing Revenue Bonds
MTA                     --         Metropolitan Transportation Authority
PCR                     --         Pollution Control Revenue Bonds
PFA                     --         Public Finance Authority
RAN                     --         Revenue Anticipation Notes
TAN                     --         Tax Anticipation Notes
TFA                     --         Transportation Finance Authority Highway Revenue Bonds
VHA                     --         Voluntary Hospital of America
TRAN                    --         Tax & Revenue Anticipation Notes
WRA                     --         Water Resource Authority
WDA                     --         Water Development Authority
WSR                     --         Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT              TAX-EXEMPT OBLIGATIONS--98.5%                                         (NOTE 1)
      ---------            -----------------------------                                         --------
     $ 4,000,000           Alden School District, BAN, 3.25%, 6/27/02(b)...............      $       4,001,278
       1,475,000           Avoca School District GO, 4.60%, 6/15/02(b).................              1,476,197
       1,700,000           Babylon IDR for Ogden Martin, 1.55%, 1/1/19(a)..............              1,700,000
       2,240,000           Bleecker HDC Terrace Apt. Project S85, 1.45%, 7/1/15(a).....              2,240,000
       3,733,000           Cayuga County, BAN, 2.00%, 10/24/02.........................              3,740,936
      10,000,000           Chappaqua School District, BAN, 2.25%, 9/13/02..............             10,017,917
       1,000,000           Chautauqua Lake School District, GO, 4.00%, 6/15/02(b)......              1,000,892
       4,250,000           Chemung County IDA for Civic Arnot Ogden Medical Center,
                           1.35%, 3/1/19(a)............................................              4,250,000
       5,275,000           Cortland County, BAN, 2.20%, 3/7/03.........................              5,299,407
       2,045,000           East Greenbush School District, BAN, 2.00%, 9/30/02.........              2,048,635
       2,450,000           East Williston School District, TAN, 3.00%, 6/27/02.........              2,450,612
       1,330,000           Great Neck North Water Authority, WSR, 1.35%, 1/1/20(a).....              1,330,000
       1,100,000           Guilderland IDA for Easten Industrial Park, 1.30%,
                           12/1/08(a)..................................................              1,100,000
       3,600,000           Honeoye Falls Lima School District, RAN, 3.20%, 6/19/02.....              3,600,614
       2,000,000           Jay Street Development Corp., Series A1, 1.30%, 5/1/22(a)...              2,000,000
       1,500,000           Jay Street Development Corp., Series A3, 1.35%, 5/1/21(a)...              1,500,000
       7,600,000           Long Island Power Authority, Series 1A and 2B, 1.30% -
                           1.55%, 5/01/33(a)...........................................              7,600,000
       1,150,000           Middletown BAN, 2.45%, 10/11/02.............................              1,151,122
       3,545,000           Monroe County Public Improvement GO, 2.50%, 3/1/03(b).......              3,570,382
       2,700,000           New York City, Series A4, 1.50%, 8/1/22(a)..................              2,700,000
       2,200,000           New York City, Series A4, 1.50%, 8/1/23(a)..................              2,200,000
       1,000,000           New York City, Series A5, 1.65%, 8/1/16(a)..................              1,000,000
       6,870,000           New York City, Series A6, 1.30%, 8/1/19(a)..................              6,870,000
       1,300,000           New York City, Series A6, 1.50%,11/1/26(a)..................              1,300,000
       2,600,000           New York City, Series A8, 1.25%, 11/1/23(a).................              2,600,000
       1,700,000           New York City, Series B, 1.55%, 10/1/22(a)..................              1,700,000
       1,000,000           New York City, Series B4, 1.65%, 8/15/23(a).................              1,000,000
       1,000,000           New York City, Series B5, 1.55%, 8/15/11(a).................              1,000,000
       1,000,000           New York City, Series B6, 1.55%, 8/15/05(a).................              1,000,000
       3,045,000           New York City, Series B8, 1.30%, 8/15/24(a).................              3,045,000
       5,900,000           New York City, Series 92D, 1.35%, 2/1/20(a).................              5,900,000
       3,600,000           New York City, Series F4, 1.30%, 2/15/20(a).................              3,600,000
       2,000,000           New York City, Series F5, 1.30%, 2/15/16(a).................              2,000,000
         200,000           New York City, Series F6, 1.45%, 2/15/18(a).................                200,000
       2,400,000           New York City, Series H3, 1.55%, 8/1/14(a)..................              2,400,000
       1,000,000           New York City, Series H3, 1.55%, 8/1/20(a)..................              1,000,000
       1,100,000           New York City, Series H3, 1.55%, 8/1/23(a)..................              1,100,000
       4,500,000           New York City, Series J2, 1.45%, 2/15/16(a).................              4,500,000
      14,975,000           New York City Health & Hospital Corp., Series A and E, 1.30%
                           -1.35%, 2/15/26(a)..........................................             14,975,000
       2,400,000           New York City HDC for Upper Fifth Avenue Project, Series A,
                           1.45%, 1/1/16(a)............................................              2,400,000
       1,000,000           New York City IDA for Abraham Joshua Heschel Project, 1.60%,
                           4/1/32(a)...................................................              1,000,000
       4,500,000           New York City IDA for Industrial Agency Civic Facility,
                           1.30%, 5/1/21(a)............................................              4,500,000
         656,000           New York City IDA for Union Foundation, 1.35%, 6/1/12(a)....                656,000
       1,500,000           New York City IDR for Stroheim & Romann Inc. Project, 1.35%,
                           12/1/15(a)..................................................              1,500,000
       1,000,000           New York State Dormitory Authority for Oxford University
                           Press, 1.30%, 7/1/25(a).....................................              1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
     AMOUNT                TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
   ---------               ----------------------------------                                  --------
     $ 1,700,000           New York State Dormitory Authority for Public Library,
                           1.30%, 7/1/28(a)............................................      $       1,700,000
       3,400,000           New York State Environmental, RAW, Series 98G, 2.05%,
                           11/30/18....................................................              3,400,000
       1,980,000           New York State HFA for Normandie Project, Series I, 1.40%,
                           5/15/15(a)..................................................              1,980,000
       5,000,000           New York State HFA for Related Liberty View, Series A,
                           1.30%, 11/15/19(a)..........................................              5,000,000
       6,100,000           New York State HFA, Series A, 1.45%, 3/15/28(a).............              6,100,000
       5,435,000           New York State HFA Service Contract Rev. Bonds, Series A,
                           1.40%, 3/15/27(a)...........................................              5,435,000
       1,900,000           New York State Local Government Assistance Corp., Series B,
                           1.25%, 4/1/23(a)............................................              1,900,000
       7,140,000           New York State Local Government Assistance Corp., Series C
                           and D, 1.25% - 1.30%, 4/1/25(a).............................              7,140,000
       4,200,000           Onondaga County IDR for Edgecomb Metals Project, 1.40%,
                           11/1/09(a)..................................................              4,200,000
       1,600,000           Onondaga County IDR for McLane Co. Project, 1.95%,
                           11/1/04(a)..................................................              1,600,000
       3,800,000           Pearl River UFSD, TAN, 3.00%, 6/27/02.......................              3,800,852
       5,000,000           Rochester BAN, 2.50%, 3/05/03...............................              5,035,206
       4,000,000           Sag Harbor UFSD, TAN, 2.90%, 6/28/02........................              4,001,209
       1,410,000           Seneca County IDR for New York Chiropractic College, 1.40%,
                           11/1/27(a)..................................................              1,410,000
       4,450,000           Seneca Falls School District, BAN, 3.15%, 6/14/02,
                           6/18/02.....................................................              4,450,622
       4,860,000           South Colonie School District, BAN, 2.90%, 6/28/02..........              4,860,809
       4,085,000           Tompkins County BAN, 2.25%, 3/14/03.........................              4,104,675
       8,700,000           Triborough Bridge and Tunnel Authority, Series A and B,
                           1.30%, 1/1/31(a)............................................              8,700,000
       2,000,000           Webster Town BAN, 2.90%, 9/12/02............................              2,001,992
       1,479,000           Webster Town BAN, 2.50%, 2/13/03............................              1,487,330
       4,681,965           Webutuck School District BAN, 2.625%, 12/18/02..............              4,702,537
       2,000,000           Westchester County IDA for Hebrew Hospital, Series B, 1.50%,
                           7/1/10(a)...................................................              2,000,000
       1,400,000           West Hampton Beach BAN, 2.50%, 2/13/03......................              1,408,170
       3,250,000           West Hampton Beach School District, TAN, 2.65%, 6/28/02.....              3,251,324
       1,255,000           Yates County IDR for Keukes College, 1.35%, 9/1/20(a).......              1,255,000
       8,800,000           Yonkers IDR for Civic Consumers Union Facility, 1.30%,
                           7/1/19, 7/1/21, 7/1/24(a)...................................              8,800,000
                                                                                             -----------------

                           TOTAL INVESTMENTS (COST $230,948,718).......................          98.5%           230,948,718
                           OTHER ASSETS, LESS LIABILITIES..............................           1.5              3,485,452
                                                                                             --------      -----------------
                           NET ASSETS..................................................         100.0%     $     234,434,170
                                                                                             ========      =================
                           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                           234,434,170 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING....                  $1.00
                                                                                                           =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                     VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--97.7%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
     $1,000,000             Abag Financial Authority, Nonprofit Public Policy, 1.60%,
                            11/1/31(a)..................................................      $       1,000,000
        590,000             Alameda Contra Costa, Capital Improvements, 1.40%,
                            6/1/22(a)...................................................                590,000
        685,000             Alameda Contra Costa, COP, Series F, 1.45%, 8/1/23(a).......                685,000
      2,000,000             Alameda Contra Costa, Financing Project, Series H, 1.35%,
                            11/1/14(a)..................................................              2,000,000
      2,000,000             Alisal Union School District COP, Series A, 1.30%,
                            2/1/27(a)...................................................              2,000,000
      1,000,000             Anaheim UFSD for Facilities Building Funding, 1.40%,
                            9/1/13(a)...................................................              1,000,000
      2,000,000             Berkeley TAN, 3.00%, 12/5/02................................              2,010,937
        800,000             California CDA for Northern California Retirement Community,
                            1.50%, 6/1/26(a)............................................                800,000
      1,700,000             California EDA for KQED Income Project, 1.45%, 4/1/20(a)....              1,700,000
      3,300,000             California EFA for Loyola Marymount University, 1.50%,
                            10/1/27(a)..................................................              3,300,000
      1,000,000             California HFA for Multiple Family, Series 94B, 1.30%,
                            7/15/13(a)..................................................              1,000,000
      2,000,000             California HFA for Santa Barbara Cottage, Series C, 1.30%,
                            9/1/15(a)...................................................              2,000,000
      2,000,000             California Infrastructure for the Salvation Army, 1.75%,
                            8/9/02(b)...................................................              2,000,000
      5,500,000             California School Cash Reserve Program Authority, RAN,
                            4.00%, 7/3/02...............................................              5,505,945
      1,460,000             California School COP for Capital Improvements, Series C,
                            1.35%, 7/1/22(a)............................................              1,460,000
      5,000,000             California RAN, 3.25%, 6/28/02..............................              5,003,795
      1,000,000             California Transit Finance Authority, Series 97, 1.35%,
                            10/1/27(a)..................................................              1,000,000
      3,000,000             California Statewide Communities Center for Early Education,
                            1.60%, 9/1/31(a)............................................              3,000,000
        500,000             Carlsbad School District COP for School Facility Bridge
                            Funding, 1.40%, 9/1/14(a)...................................                500,000
      2,000,000             Chula Vista MHR for Terra Nova Association, Series A, 1.30%,
                            3/1/05(a)...................................................              2,000,000
      4,000,000             Clovis School District TRAN, 3.25%, 6/30/02.................              4,001,800
      1,900,000             Dry Creek Joint Elementary School District TRAN, 2.625%,
                            11/25/02....................................................              1,905,574
      1,400,000             Elsinore Valley, COP for Water District, Series A, 1.30%,
                            7/1/29(a)...................................................              1,400,000
      2,500,000             Fremont COP for Family Resource Center, 1.35%, 8/1/28,
                            8/1/30(a)...................................................              2,500,000
      2,000,000             Fresno Sewer & Water, Series A, 1.30, 9/1/25(a).............              2,000,000
      1,500,000             Irvine Assessment, Series 97-17, 1.55%, 9/2/23(a)...........              1,500,000
        500,000             Irvine Assessment, Series A, 1.55%, 9/2/26(a)...............                500,000
        500,000             Irvine Improvement Bond Act 1915,1.55%, 9/2/22(a)...........                500,000
        650,000             Irvine Ranch Water District, Orange County, Series 85,
                            1.55%, 10/1/05(a)...........................................                650,000
      1,000,000             Irvine Ranch Water District, 1.52%, 9/1/06(a)...............              1,000,000
        800,000             Irvine Ranch Water District, Series 85, 1.55%, 10/1/10(a)...                800,000
        900,000             Irvine Ranch Water District, Series 182,1.65%,
                            11/15/13(a).................................................                900,000
      1,300,000             Kern County COP, Series 86A, 1.30%, 8/1/06(a)...............              1,300,000
      3,000,000             Lancaster MHR Antelope Pines, Series A, 1.30%,
                            11/15/31(a).................................................              3,000,000
        900,000             Los Angeles Housing Authority Malibu Meadows Project, 1.30%,
                            4/15/28(a)..................................................                900,000
      1,200,000             Los Angeles USD for Land Acquisition Program, 1.35%,
                            12/1/21(a)..................................................              1,200,000
      3,000,000             Milpitas School District TRAN, 3.00%, 7/2/02................              3,000,813
      4,125,000             Moorpark School District TRAN, 3.50%, 7/2/02................              4,127,711
      2,000,000             Orange County HDC for the Lakes Project, 1.30%,
                            12/1/06(a)..................................................              2,000,000
      3,000,000             Orange County HEFA for Children's Hospital, 1.30%,
                            11/1/21(a)..................................................              3,000,000
        700,000             Puerto Rico Highway, Series A, 1.30%, 7/1/28(a).............                700,000
      2,000,000             Rancho Water District, Financing Authority, Series B, 1.25%,
                            8/1/31(a)...................................................              2,000,000
      2,100,000             Riverside County Community Facilities District #88-4, 1.35%,
                            9/1/14(a)...................................................              2,100,000
      1,900,000             Riverside County MHR for Tyler Spring Apartments, 1.30%,
                            1/15/27(a)..................................................              1,900,000
      2,655,000             Riverside County School Facility Bridge COP, 1.40%,
                            9/1/11(a)...................................................              2,655,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                     VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
   ---------                ----------------------------------                                 --------
     $3,000,000             San Diego County School District TRAN, 3.50%, 6/28/02.......      $       3,001,700
      4,000,000             San Francisco Community Facilities for District 4, 1.40%,
                            8/1/31(a)...................................................              4,000,000
      2,700,000             San Francisco MHR for Filmore Center, Series B, 1.14%,
                            12/1/17(a)..................................................              2,700,000
      5,000,000             Santa Barbara County School Finance Authority TRAN, 3.25%,
                            6/28/02.....................................................              5,001,901
        455,000             University of California GO, Series D, prefunded 9/1/02 @
                            102, 5.75%, 9/1/05..........................................                468,929
      1,000,000             Upland MHR for Northwoods, 1.30%, 2/15/30(a)................              1,000,000
        970,000             Vallejo City School District Capital Improvement Financing,
                            Series E, 1.35%, 7/1/25(a)..................................                970,000
        500,000             Wateruse Finance Authority, 1.35%, 5/1/28(a)................                500,000
      1,600,000             West Basin for Recycled Water Project, Series C, 1.30%,
                            8/1/27(a)...................................................              1,600,000
      1,500,000             West Riverside County Waterwaste Authority, Series 96,
                            1.55%, 4/1/28(a)............................................              1,500,000
      2,000,000             Yuba Community College TRAN, 2.50%, 11/28/02................              2,006,895
                                                                                              -----------------

                            TOTAL INVESTMENTS (COST $106,846,000).......................          97.7%           106,846,000
                            OTHER ASSETS, LESS LIABILITIES..............................           2.3              2,485,806
                                                                                              --------      -----------------
                            NET ASSETS..................................................         100.0%     $     109,331,806
                                                                                              ========      =================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            109,331,806 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING....                  $1.00
                                                                                                            =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--97.5%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
                            CONNECTICUT--93.2%
     $1,350,000             Berlin BAN, 3.00%, 6/15/02..................................      $      1,350,130
        600,000             Berlin GO, 2.90%, 6/15/02(b)................................               600,054
        800,000             Connecticut Series 1A, 1.40%, 2/15/21(a)....................               800,000
      1,800,000             Connecticut Series 97B, 1.35%, 5/15/14(a)...................             1,800,000
        630,000             Connecticut Development Authority Independent Living
                            Project, 1.25%, 7/1/15(a)...................................               630,000
        200,000             Connecticut HEFA for Edgehill Hospital, Series C, 1.20%,
                            7/1/27(a)...................................................               200,000
      2,000,000             Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
                            7/1/30(a)...................................................             2,000,000
        280,000             Connecticut HEFA for Kingswood Oxford School District Issue,
                            1.80%, 2/1/09(a)............................................               280,000
        100,000             Connecticut HEFA for Marvelwood School, Series A, 1.30%,
                            7/1/30(a)...................................................               100,000
        400,000             Connecticut HEFA for Middlesex Hospital, 1.30%, 7/1/26(a)...               400,000
      1,000,000             Connecticut HEFA for New Britain Memorial Hospital prefunded
                            7/1/02 @102, 7.75%, 7/1/22..................................             1,024,879
      1,000,000             Connecticut HEFA for Pomfret School Issue, Series A, 1.30%,
                            7/1/24(a)...................................................             1,000,000
      1,600,000             Connecticut HEFA for Raphael Hospital, Series J, 1.05%,
                            7/1/22(a)...................................................             1,600,000
      3,100,000             Connecticut HEFA for Summerwood University Park, Series A,
                            1.05%, 7/1/30(a)............................................             3,100,000
        150,000             Connecticut HEFA for United Methodist, 1.30%, 7/1/31(a).....               150,000
        400,000             Connecticut HEFA for Yale University, Series T-2, 1.30%,
                            7/1/29(a)...................................................               400,000
        615,000             Connecticut HEFA for Yale University, Series U and U-2,
                            1.15%, 7/1/33(a)............................................               615,000
      1,000,000             Connecticut HEFA for Yale University, Series V-2, 1.65%,
                            7/1/36(a)...................................................             1,000,000
      1,200,000             Connecticut HFA, Program Mortgage, Series G, 1.30%,
                            5/15/18(a)..................................................             1,200,000
      1,400,000             Connecticut Development Authority IDR for Allen Group Inc.,
                            1.55%, 2/1/13(a)............................................             1,400,000
      1,870,000             Connecticut Special Tax Obligation for Transportation
                            Infrastructure, 1.35%, 12/1/10(a)...........................             1,870,000
      2,000,000             Connecticut Special Tax Obligation for Transportation
                            Infrastructure, 1.35%, 9/1/20(a)............................             2,000,000
      1,400,000             Fairfield BAN, 2.75%, 6/21/02...............................             1,400,168
      1,100,000             Glastonbury BAN, 2.00%, 3/4/03..............................             1,104,066
      2,000,000             Hartford County Redev. Agency MHR for Underwood Towers
                            Project, 1.30%, 6/1/20(a)...................................             2,000,000
        335,000             Killingly BAN, 3.00%, 9/15/02...............................               336,130
      1,000,000             Monroe BAN, 1.85%, 12/18/02.................................             1,001,064
      1,740,000             New Canaan Housing Authority for Village at Waveny Care
                            Center, 1.15%, 1/1/22(a)....................................             1,740,000
      2,000,000             New Haven GO, 1.20%, 6/7/02(b)..............................             2,000,000
        290,000             New Haven GO, Series B, 3.00%, 11/01/02(b)..................               291,502
      1,000,000             Plymouth BAN, 2.50%, 10/9/02................................             1,001,715
      2,620,000             Tolland BAN, 1.70% - 3.00%, 6/7/02..........................             2,620,099
        500,000             West Haven GO, Series 99, 4.00%, 2/1/03(b)..................               508,392
        900,000             Westport BAN, 2.25%, 12/11/02...............................               901,615
                                                                                              ----------------
                                                                                                    38,424,814
                                                                                              ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
   ---------                ----------------------------------                                 --------
                            PUERTO RICO--4.3%
     $1,490,000             Puerto Rico Government Bank, 1.00%, 12/1/15(a)..............      $      1,490,000
        300,000             Puerto Rico Highway Series A, 1.30%, 7/1/28(a)..............               300,000
                                                                                              ----------------
                                                                                                     1,790,000
                                                                                              ----------------

                            TOTAL INVESTMENTS (COST $40,214,814)........................          97.5%           40,214,814
                            OTHER ASSETS, LESS LIABILITIES..............................           2.5             1,031,395
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     41,246,209
                                                                                              ========      ================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            41,246,209 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....                 $1.00
                                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--98.8%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
                            ARIZONA--3.1%
     $1,000,000             Apache County IDA for Tucson Electric, 1.40%, 12/1/20(a)....      $      1,000,000
                                                                                              ----------------
                            FLORIDA--79.3%
      2,400,000             Citrus Park Community Development for Capital Improvement,
                            1.21%, 11/1/16(a)...........................................             2,400,000
      1,000,000             Collier County IDR for Community School of Naples 1.50%,
                            10/1/19(a)..................................................             1,000,000
        605,000             Dade County IDA for Aviation Authority Facilities, Series
                            84A, 1.21%, 10/1/09(a)......................................               605,000
        420,000             Dade County Fixed Copy Asset, 1.50%, 10/1/10(a).............               420,000
        825,000             Dade County IDA for Dolphins Stadium, Project C, 1.45%,
                            1/1/16(a)...................................................               825,000
      1,265,000             Florida Development GO, Series A, 5.25%, 7/1/02(b)..........             1,267,972
        800,000             Florida Housing Finance Corp for Reflections, Series 5,
                            1.40%, 7/1/31(b)............................................               800,000
      1,000,000             Florida HFA for Kings Colony, 1.45%, 8/1/06(a)..............             1,000,000
        400,000             Florida HFA for River Oaks, Series 85TT, 1.40%,
                            12/1/29(a)..................................................               400,000
        920,000             Florida Muni Lane Council GO, 3.25%, 11/1/02(b).............               925,135
      1,305,000             Florida Muni Power GO, prefunded 10/1/02 @102, 6.50%,
                            10/1/20.....................................................             1,351,257
        750,000             Florida Muni Power Stanton II Project GO, prefunded 10/1/02
                            @ 102, 6.00%, 10/1/27.......................................               775,010
        500,000             Florida Turnpike Authority GO, prefunded 7/1/02 @ 101,
                            6.35%, 7/1/22...............................................               506,747
        125,000             Gulf Breeze Local Government Loan Program, Series 85C,
                            1.40%, 12/1/15(a)...........................................               125,000
        200,000             Jacksonville PCR for Florida Power & Light, 1.80%,
                            5/1/29(a)...................................................               200,000
        775,000             Jacksonville GO prefunded 7/1/02 @101, 6.40%, 7/1/22(b).....               785,304
      1,500,000             Lee County IDA for Bonia Community Health Services, Series
                            A, 1.43%, 12/1/29(a)........................................             1,500,000
        100,000             Manatee County PRC for Florida Power & Light, 1.50%,
                            9/1/24(a)...................................................               100,000
        500,000             Miami Dade County School District TAN, 3.50%, 6/27/02.......               500,262
        405,000             Miami County GO, 5.40%, 12/1/02(b)..........................               411,726
      1,000,000             Orange County IDA for Adventist Health Care, 1.40%,
                            11/15/14(a).................................................             1,000,000
      1,900,000             Orange County School District TAN, 2.75%, 9/16/02...........             1,905,239
        100,000             Pinellas County Health Care Facility, 1.40%, 11/1/15(a).....               100,000
        100,000             Polk County IDR for Convention Center, 1.65%, 1/1/11(a).....               100,000
        400,000             Putnam County PCR for Florida Power & Light, 1.50%,
                            9/1/24(a)...................................................               400,000
        785,000             Reedy Creek District GO, 4.125%, 10/1/02(b).................               789,112
        200,000             Saint Lucie County IDR for Convalescent Centers, 1.65%,
                            1/1/11(a)...................................................               200,000
        600,000             Sarasota County HFF for Bay Village, 1.50%, 12/1/23(a)......               600,000
        400,000             Seminole County IDA HFF for Florida Living Nursing, 1.50%,
                            2/1/11(a)...................................................               400,000
      1,000,000             Seminole County Option Gas Tax Revenue GO, 5.00%,
                            10/1/02(b)..................................................             1,011,014
      1,335,000             South Brevard Recreation GO, 4.00%, 7/1/02(b)...............             1,336,252
        400,000             University North Florida Capital Improvements Project,
                            1.50%, 11/1/24(a)...........................................               400,000
        300,000             Volusia County HEFA for South West Volusia Health, 1.40%,
                            11/15/23(a).................................................               300,000
        985,000             Volusia County IDR for Easter Seal Society of Volusia,
                            1.50%, 9/1/21(a)............................................               985,000
                                                                                              ----------------
                                                                                                    25,425,030
                                                                                              ----------------
                            GEORGIA--3.1%
      1,000,000             Atlanta Water and Waste, Series C, 1.55%, 11/1/41(a)........             1,000,000
                                                                                              ----------------
                            ILLINOIS--4.4%
      1,405,000             Streamwood IDA for Olde Church Centre Project, 1.85%,
                            12/1/14(a)..................................................             1,405,000
                                                                                              ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
   ---------                ----------------------------------                                 --------
                            LOUISIANA--.5%
     $  170,000             Louisiana Offshore Terminal Authority, 1.60%, 9/1/06(a).....      $        170,000
                                                                                              ----------------
                            MINNESOTA--2.5%
        800,000             Minneapolis Power & Light Co., Project A, 1.50%,
                            6/1/20(a)...................................................               800,000
                                                                                              ----------------
                            NEW YORK--3.7%
        800,000             New York City, Series 2C, 1.50%, 5/1/33(a)..................               800,000
        400,000             New York City, Series B, 1.40%, 8/15/17(a)..................               400,000
                                                                                              ----------------
                                                                                                     1,200,000
                                                                                              ----------------
                            PENNSYLVANIA--2.2%
        700,000             Delaware Valley Local Government Revenue Bonds, Series 85D,
                            1.50%, 12/1/20(a)...........................................               700,000
                                                                                              ----------------

                            TOTAL INVESTMENTS (COST $31,700,030)........................          98.8%           31,700,030
                            OTHER ASSETS, LESS LIABILITIES..............................           1.2               389,921
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     32,089,951
                                                                                              ========      ================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            32,089,951 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....                 $1.00
                                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--97.8%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
     $  800,000             Andover GO, 4.00%, 12/15/02(b)..............................      $        808,741
        500,000             Boston WSR, Water and Sewer, Series A, 1.25%, 11/1/24(a)....               500,000
        700,000             Fall River GO, 5.00%, 6/1/02(b).............................               700,000
        700,000             Groton Dunstable BAN, 2.25%, 12/20/02(b)....................               701,487
        700,000             Groton Dunstable Regional School District GO, 5.00%,
                            10/15/02(b).................................................               707,387
      1,300,000             Massachusetts BAN GO Series 9, 1.40%, 9/1/16(a).............             1,300,000
      1,020,000             Massachusetts DFA for Bedford Notre Dame Health Care, 1.39%,
                            10/1/29(a)..................................................             1,020,000
        100,000             Massachusetts DFA for New Bedford Whaling Museum, 1.45%,
                            9/1/29(a)...................................................               100,000
      1,255,000             Massachusetts DFA for Smith College, 1.25%, 7/1/24(a).......             1,255,000
        265,000             Massachusetts HEFA for Becker, Series A-2, 1.50%,
                            7/1/09(a)...................................................               265,000
        720,000             Massachusetts HEFA for Berklee College, 1.30%, 10/1/27(a)...               720,000
        200,000             Massachusetts HEFA for Boston University, Series 85, 1.08%,
                            12/01/29(a).................................................               200,000
        300,000             Massachusetts HEFA for Brigham & Women's Hospital, 1.30%,
                            7/1/17(a)...................................................               300,000
        100,000             Massachusetts HEFA for Cap Asset Program, Series G-1, 1.35%,
                            1/1/19(a)...................................................               100,000
        200,000             Massachusetts HEFA for Cap Asset Program, Series D, 1.65%,
                            1/1/35(a)...................................................               200,000
        900,000             Massachusetts HEFA for Cap Asset Program, Series E, 1.60%,
                            1/1/35(a)...................................................               900,000
        800,000             Massachusetts HEFA for Harvard University, Series Y, 1.20%,
                            7/01/35(a)..................................................               800,000
        200,000             Massachusetts HEFA for Falmouth Assisted Living, Series A,
                            1.40%, 11/1/26(a)...........................................               200,000
        400,000             Massachusetts HEFA for Partners Health Systems, Series P-2,
                            1.30%, 7/1/27(a)............................................               400,000
        700,000             Massachusetts HEFA for Wellesley College, Series E, 1.30%,
                            7/1/22(a)...................................................               700,000
        800,000             Massachusetts HEFA for University of Massachusetts, Series
                            A, 1.20%, 11/01/30(a).......................................               800,000
        400,000             Massachusetts HEFA for Williams College, Series E, 1.35%,
                            8/1/14(a)...................................................               400,000
        700,000             Massachusetts HFA for Multifamily Housing, 1.30%,
                            1/15/10(a)..................................................               700,000
        200,000             Massachusetts IFA for Gordon College, 1.30%, 12/1/27(a).....               200,000
      1,050,000             Massachusetts IFA for Lowell Mills Association, 1.50%,
                            12/1/20(a)..................................................             1,050,000
        900,000             Massachusetts Municipal Wholesale Electric GO, Series B,
                            prefunded 7/1/02 @ 102, 6.75%, 7/1/17.......................               921,424
        500,000             Massachusetts WRA, Series D, 1.30%, 11/1/26(a)..............               500,000
        600,000             Massachusetts WRA, Series B and 97A, 1.30%, 4/1/28(a).......               600,000
        600,000             Massachusetts WRA, Series 99B, 1.30%, 8/1/28(a).............               600,000
      1,500,000             Plymouth BAN, 2.50% - 3.00%, 6/20/02........................             1,500,310
        300,000             Stoneham GO, 5.00%, 6/15/02(b)..............................               300,212
        700,000             Woburn BAN, 3.20%, 6/14/02..................................               700,117
        350,000             Worcester GO, 7.00%, 8/15/02(b).............................               353,831
                                                                                              ----------------

                            TOTAL INVESTMENTS (COST $20,503,509)........................          97.8%           20,503,509
                            OTHER ASSETS, LESS LIABILITIES..............................           2.2               456,739
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     20,960,248
                                                                                              ========      ================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            20,960,248 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....                 $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                     VALUE
       AMOUNT                TAX-EXEMPT OBLIGATIONS--103.1%                                       (NOTE 1)
      ---------              ------------------------------                                       --------
                             MICHIGAN--97.0%
      $250,000               Bruce Township HDA for Catholic Initiatives, 1.30%,
                             5/1/18(a)...................................................      $       250,000
        50,000               Cornell Township EDC for Mead Escanaba Paper, 1.60%,
                             11/1/16(a)..................................................               50,000
        75,000               Delta County EDC for Mead Escanaba Paper, Series 85D, 1.55%,
                             12/1/23(a)..................................................               75,000
       125,000               Detroit EDC for Waterfront Reclamation, Series C, 1.60%,
                             5/1/09(a)...................................................              125,000
       300,000               Detroit Sewage District Revenue, Series A, 1.40%,
                             7/1/23(a)...................................................              300,000
       100,000               Detroit Sewage District Revenue, Series C1, 1.40%,
                             7/1/27(a)...................................................              100,000
       100,000               Detroit Sewage District Revenue, Series C2, 1.40%,
                             7/1/29(a)...................................................              100,000
       200,000               Flint Hospital Hurley Medical Center, Series B, 1.40%,
                             7/1/15(a)...................................................              200,000
       705,000               Garden City Hospital Finance Authority, Series 96A, 1.45%,
                             9/1/26(a)...................................................              705,000
       200,000               Gaylord Hospital Otsego Memorial Hospital, 1.45%,
                             12/1/26(a)..................................................              200,000
       340,000               Grand Rapids Water Supply System, 1.40%, 1/1/20(a)..........              340,000
       300,000               Green Lake EDA for Interlocken Center Arts, 1.40%,
                             6/1/27(a)...................................................              300,000
       285,000               Jackson County EDC for Thrifty Leoni Project, 1.90%,
                             12/1/14(a)..................................................              285,000
       500,000               Michigan Hospital Finance Authority for Mt. Clemens
                             Hospital, 1.45%, 8/15/15(a).................................              500,000
       100,000               Michigan HDA for Harbortown Limited, Series 91, 1.725%,
                             6/1/04(a)...................................................              100,000
       655,000               Michigan HDA, Series B, 1.40%, 4/1/19(a)....................              655,000
       800,000               Michigan Job Development Authority for Wyanotte Court,
                             1.40%, 12/1/09(a)...........................................              800,000
       600,000               Michigan GO, Muni Bond Bank Authority, 2.25%, 8/21/02(b)....              601,219
       300,000               Michigan HDA for Pine Ridge Ltd., 1.40%,10/1/07(a)..........              300,000
       170,000               Michigan Grant Anticipation Notes, Series C, 1.35%,
                             9/15/08(a)..................................................              170,000
       100,000               Michigan HDA for United Jewish Foundation, 1.45%,
                             6/1/25(a)...................................................              100,000
       160,000               Michigan HDA, Series A, 1.45%, 12/1/16(a)...................              160,000
       500,000               Michigan Strategic Fund for Clark Retirement Community,
                             1.40%, 6/1/31(a)............................................              500,000
       400,000               Michigan Strategic Fund for Allen Group Inc., 1.40%,
                             11/1/25(a)..................................................              400,000
       600,000               Michigan Strategic Fund for Muskegon Village, 1.40%,
                             8/15/34(a)..................................................              600,000
       240,000               Oakland University, 1.45%, 3/1/31(a)........................              240,000
       100,000               St Joseph Hospital Finance Authority for Lakeland Hospital
                             Series 02, 1.35%, 1/1/32(a).................................              100,000
                                                                                               ---------------
                                                                                                     8,256,219
                                                                                               ---------------
                             VIRGIN ISLANDS--6.1%
       500,000               Virgin Islands Public Financial prefunded 10/1/02 @ 102,
                             7.25%, 10/1/18..............................................              519,756
                                                                                               ---------------

                             TOTAL INVESTMENTS (COST $8,775,975).........................         103.1%           8,775,975
                             LIABILITIES, LESS OTHER ASSETS..............................          (3.1)            (261,273)
                                                                                               --------      ---------------
                             NET ASSETS..................................................         100.0%     $     8,514,702
                                                                                               ========      ===============
                             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                             8,514,702 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING......                $1.00
                                                                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31,2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--102.0%                                        (NOTE 1)
      ---------             ------------------------------                                        --------
                            NEW JERSEY--101.6%
     $1,600,000             Atlantic City Pooled Government Loan Program, 1.25%,
                            7/1/26(a)...................................................      $      1,600,000
      1,000,000             Bergen County, Utilities GO, 4.60%, 7/15/02(b)..............             1,003,433
      1,000,000             Camden County Improvement Authority for Redevelopment,
                            1.50%, 9/1/26(a)............................................             1,000,000
      3,900,000             Camden County Improvement Authority for Village Harvest,
                            1.65%, 7/15/26(a)...........................................             3,900,000
        700,000             Essex County Pooled Government Loan Program, 1.30%,
                            7/1/26(a)...................................................               700,000
      4,200,000             Hudson County, Improvement Essential Purpose Pooled, 1.30%,
                            7/1/26(a)...................................................             4,200,000
      1,665,000             Hudson County GO, New Jersey Cops, 4.00%, 12/1/02(b)........             1,684,597
      2,875,000             Jersey City Redevelopment Authority for Dixon Mills
                            Apartments, 1.25%, 5/15/30(a)...............................             2,875,000
      1,415,000             Monmouth County Improvement Authority GO, 3.00%,
                            12/1/02(b)..................................................             1,422,256
      1,500,000             Morris County BAN, 3.25%, 7/15/02...........................             1,501,339
      3,000,000             New Jersey Series 2001, TRAN, 3.00%, 6/14/02................             3,000,960
        600,000             New Jersey EDA, Series CC, 1.30%, 12/1/09(a)................               600,000
        620,000             New Jersey EDA for Economic Growth, Series F, 1.45%,
                            8/1/14(a)...................................................               620,000
      2,100,000             New Jersey EDA for Foreign Trade, Series 98, 1.60%,
                            12/1/07(a)..................................................             2,100,000
      2,800,000             New Jersey EDA for International Drive Partner, 1.45%,
                            9/1/05(a)...................................................             2,800,000
      2,200,000             New Jersey EDA for Presbyterian, Series C, 1.30%,
                            11/1/11(a)..................................................             2,200,000
      2,800,000             New Jersey EDA for Princeton University, 1.15%, 7/1/21(a)...             2,800,000
      1,952,000             New Jersey EDA for RJB Associates, Economic Recovery Notes,
                            1.30%, 8/1/08(a)............................................             1,952,000
      2,900,000             New Jersey EDA for Stolthaven Perth Amboy, 1.60%,
                            1/15/18(a)..................................................             2,900,000
        700,000             New Jersey EDA for Water Project A, 1.60%, 11/1/26(a).......               700,000
        800,000             New Jersey EDA for Water Project B, 1.65%, 11/1/25(a).......               800,000
        400,000             New Jersey HCF for Hospital Capital Asset, Series C, 1.30%,
                            7/1/35(a)...................................................               400,000
      1,000,000             New Jersey HCF for Saint Barnabas, Series 2001A, 1.35%,
                            7/1/31(a)...................................................             1,000,000
      3,000,000             New Jersey Sports Authority Expo, Series C, 1.30%,
                            9/1/24(a)...................................................             3,000,000
      1,500,000             New Jersey State Government, Series 91 GO, prefunded 8/1/02
                            @100.25, 6.00%, 8/1/03(b)...................................             1,512,177
      2,800,000             New Jersey Turnpike Authority, Series 91D, 1.30%,
                            1/1/18(a)...................................................             2,800,000
      3,600,000             North Brunswick BAN, 2.20%, 12/12/02........................             3,609,308
      2,000,000             Raritan Township BAN, 3.15%, 6/13/02........................             2,000,245
      2,500,000             Sparta Township BAN, 2.60%, 1/17/03.........................             2,514,970
      1,250,000             Watchung BAN, 2.625%, 12/5/02...............................             1,253,878
                                                                                              ----------------
                                                                                                    58,450,163
                                                                                              ----------------
                            PUERTO RICO--.4%
        200,000             Puerto Rico Government Bank, 1.00%, 12/1/15(a)..............               200,000
                                                                                              ----------------

                            TOTAL INVESTMENT (COST $58,650,163).........................         102.0%           58,650,163
                            LIABILITIES, LESS OTHER ASSETS..............................          (2.0)           (1,121,908)
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     57,528,255
                                                                                              ========      ================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            57,528,255 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALVE OUTSTANDING.....                 $1.00
                                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--99.0%                                        (NOTE 1)
      ---------             -----------------------------                                        --------
                            OHIO--96.3%
      $250,000              Butler County Healthcare Facility for Lifesphere Project,
                            1.40%, 5/1/27(a)............................................      $       250,000
       450,000              Cincinnati & Hamilton Port Authority EDA for Kenwood Office
                            Project, 1.65%, 9/1/25(a)...................................              450,000
       286,000              Cleveland Income Tax Revenue, 1.30%, 5/15/24(a).............              286,000
       100,000              Columbus Tax Increment for Lyra Gemini Polaris, 1.45%,
                            8/1/11(a)...................................................              100,000
       460,000              Cuyahoga County EDA for the Cleveland Orchestra Project,
                            1.60%, 4/1/28(a)............................................              460,000
       350,000              Cuyahoga County HRB for Cleveland Bontanical, 1.45%,
                            7/1/31(a)...................................................              350,000
        85,000              Cuyahoga County HRB for the Cleveland Clinic, Series A,
                            1.35%, 1/1/26(a)............................................               85,000
       200,000              Cuyahoga County IDA for Allen Group Project, 1.40%,
                            12/1/15(a)..................................................              200,000
       100,000              Delaware County IDR for Radiation Sterilizers, 1.70%,
                            12/1/04(a)..................................................              100,000
       400,000              Evandale County IDR for SHV Real Estate, 1.70%, 9/1/15(a)...              400,000
       160,000              Franklin County Community HSG Network, 1.45%, 12/1/20(a)....              160,000
       140,000              Franklin County Health Corporation, Series B, 1.40%,
                            12/1/20(a)..................................................              140,000
        35,000              Indian Hill EDA for Cincinnati Country Day School, 1.42%,
                            5/1/19(a)...................................................               35,000
       200,000              Kent State University Receipts, 1.35%, 5/1/31(a)............              200,000
       155,000              Marion County Hospital Imported Pooled Lease Program, 1.47%,
                            11/1/21(a)..................................................              155,000
       300,000              Middleburgh Heights Southwest General Hospital, 1.45%,
                            8/15/22(a)..................................................              300,000
       200,000              Ohio Air Quality Dev. Authority for Cincinnati Gas &
                            Electric, 1.60%, 12/1/15(a).................................              200,000
       300,000              Ohio Air Quality Dev. Authority for Edison, Series C, 1.60%,
                            6/1/23(a)...................................................              300,000
       300,000              Ohio Air Quality Dev. Authority for PCR Toledo, 1.60%,
                            4/1/24(a)...................................................              300,000
       140,000              Ohio Water Dev. Authority PCR for Cleveland Electric, Series
                            B, 1.40%, 8/1/20(a).........................................              140,000
       440,000              Ottawa County HRB for Luther Home of Mercy, 1.50%,
                            10/1/17(a)..................................................              440,000
       395,000              Sharonville IDR for Edgecomb Metals Inc, 1.40%,
                            11/1/09(a)..................................................              395,000
                                                                                              ---------------
                                                                                                    5,446,000
                                                                                              ---------------
                            VIRGIN ISLANDS--2.7%
       145,000              Virgin Island Public Finance GO, prefunded 10/1/02 @ 102,
                            7.25%, 10/1/18(b)...........................................              150,729
                                                                                              ---------------

                            TOTAL INVESTMENT (COST $5,596,729)..........................          99.0%           5,596,729
                            OTHER ASSETS, LESS LIABILITIES..............................           1.0               59,147
                                                                                              --------      ---------------
                            NET ASSETS..................................................         100.0%     $     5,655,876
                                                                                              ========      ===============
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                            5,655,876 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALVE OUTSTANDING......                $1.00
                                                                                                            ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--99.2%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
     $  600,000             Abington Township GO, 3.00%, 11/15/02(b)....................      $        603,997
      1,260,000             Allegheny HDA for Presbyterian University Hospital, Series
                            B3, 1.45%, 3/1/18(a)........................................             1,260,000
      2,300,000             Allegheny IDA for Environmental Improvements, 1.55%,
                            12/1/32(a)..................................................             2,300,000
        200,000             Berks County IDR for Visiting Nurse Services, Series A,
                            1.50%, 12/1/15(a)...........................................               200,000
      2,500,000             Blair County IDR for Village of Penn State, Series C, 1.15%,
                            1/01/11(a)..................................................             2,500,000
        500,000             Bucks County IDA for Edgecomb Metals Co., 1.40%,
                            10/1/09(a)..................................................               500,000
        914,000             Chartiers Valley IDA for 1133 Penn Ave. Associates, Project
                            A, 1.50%, 8/1/07(a).........................................               914,000
        500,000             Chester County HEFA for Bryn Mawr GO, prefunded 7/1/02 @
                            102, 6.75%, 7/01/14(b)......................................               511,811
        510,000             Cranberry Township GO, Series B, 3.00%, 12/1/02(b)..........               512,239
        100,000             Cumberland County, Series 2000, 1.48%, 5/1/20(a)............               100,000
      1,500,000             Dauphin County General Authority GO, Series TTT 1, 4.60%,
                            6/3/02(b)...................................................             1,500,000
        145,000             Dauphin County General Authority, 1.48%, 11/1/17(a).........               145,000
      1,000,000             Delaware County IDA for Scotfoam Corp., 1.85%, 10/1/05(a)...             1,000,000
      2,450,000             Delaware County IDR for Sun Inc., 1.50%, 11/01/33(a)........             2,450,000
      1,900,000             Delaware County IDR for Villanova University, Series 2001,
                            1.25%, 8/1/31(a)............................................             1,900,000
        500,000             Delaware Valley Finance Authority, Series 85A, 1.50%,
                            12/1/19(a)..................................................               500,000
        200,000             Delaware Valley Finance Authority, Series B, 1.50%,
                            12/1/20(a)..................................................               200,000
      1,400,000             Delaware Valley Regional Finance Authority, 1.50%, 12/01/17,
                            12/10/20(a).................................................             1,400,000
        200,000             Emmaus General Authority, 1.40%, 12/1/28(a).................               200,000
        200,000             Emmaus General Authority, Series D-20, 1.45%, 3/1/24(a).....               200,000
      1,000,000             Harrisburg Authority, 1.45%, 3/1/34(a)......................             1,000,000
      2,350,000             Lancaster County HRB for Brethren Village, 1.46%,
                            6/15/20(a)..................................................             2,350,000
      1,100,000             Lancaster County, Series 2000, 1.46, 5/01/30(a).............             1,100,000
      3,100,000             Lebanon County HCF for ECC Retirement Village, 1.46%,
                            10/15/25(a).................................................             3,100,000
      1,110,000             Lehigh County IDR for Radnor Lehigh, 1.575%, 2/1/17(a)......             1,110,000
        430,000             Montgomery County IDR for Girl Scouts, 1.50%, 2/1/25(a).....               430,000
      2,300,000             Montgomery County Kingswood Apartment Project, Series A,
                            1.35%, 8/15/31(a)...........................................             2,300,000
        300,000             Northeastern HEFA for Wyoming Valley Health, 1.55%,
                            1/1/24(a)...................................................               300,000
        540,000             Pennsbury School District GO, 2.50%, 1/15/03(b).............               541,668
      1,000,000             Pennsylvania GO, 5.00%, 6/15/02(b)..........................             1,000,763
      1,000,000             Pennsylvania Higher Education for Facility Temple
                            University, 1.60%, 10/01/09(a)..............................             1,000,000
      1,500,000             Pennsylvania Intergovernmental Coop GO for Philadelphia FDG
                            Program, 6.00%, 6/15/02(b)..................................             1,501,840
        960,000             Philadelphia Hospital Higher Education Magee Rehabilitation
                            GO, 2.50%, 12/01/02(b)......................................               962,107
        500,000             Philadelphia IDA for the Performing Arts, 1.40%,
                            6/01/25(a)..................................................               500,000
        400,000             Philadelphia IDR for Fox Chase Cancer Center Project, 1.55%
                            7/01/25(a)..................................................               400,000
        560,000             Philadelphia IDR for Interim House West Project, 1.50%,
                            9/1/26(a)...................................................               560,000
        750,000             Pittsburgh Allegheny County Public Authority GO, 4.40%,
                            12/15/02(b).................................................               761,453
      2,620,000             Pittsburgh School District GO, 3.00% - 4.00%, 9/1/02(b).....             2,631,008
        300,000             Quakertown General Authority Pooled Financing Program,
                            Series A, 1.40%, 6/01/28(a).................................               300,000
        400,000             Quakertown Hospital, 1.40%, 7/1/05(a).......................               400,000
      2,500,000             Schuylkill County IDA for Gilberton Power Project, 1.40%,
                            12/1/02(a)..................................................             2,500,000
        900,000             Schuylkill County IDA for Northeastern Power, 1.60%,
                            12/1/22(a)..................................................               900,000
      1,930,000             Scranton-Lackawanna Health & Welfare Authority for Univ. of
                            Scranton, 1.80%, 11/1/02(b).................................             1,930,000
        470,000             State Public Building Authority Mid Valley School District
                            GO, 2.50%,1/01/03(b)........................................               471,764
      2,300,000             University of Pittsburgh of the Commonwealth System of
                            Higher Education PA, Series B, 1.35%, 9/15/29(a)............             2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

   PRINCIPAL                                                                                    VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
   ---------                ----------------------------------                                 --------
     $  665,000             Venango IDR for Penzoil Co. Project, 2.05%, 12/01/12(a).....      $        665,000
        600,000             York County IDR for Philadelphia Electric Exelon Energy,
                            1.45%, 8/08/02(a)...........................................               600,000
        550,000             York County, Series A, 1.40%, 9/01/26(a)....................               550,000
                                                                                              ----------------

                            TOTAL INVESTMENTS (COST $51,062,650)........................          99.2%           51,062,650
                            OTHER ASSETS, LESS LIABILITIES..............................           0.8               397,037
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     51,459,687
                                                                                              ========      ================
                            NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                            51,459,687 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....                 $1.00
                                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS MAY 31, 2002

      PRINCIPAL                                                                                    VALUE
       AMOUNT               TAX-EXEMPT OBLIGATIONS--95.8%                                         (NOTE 1)
      ---------             -----------------------------                                         --------
                            VIRGINIA--76.3%
     $  400,000             Albemarle County IDA Univ. Health Services, for Univ. of
                            Virginia, 1.40%, 10/1/22(a).................................      $        400,000
      1,165,000             Alexandria IDA, Pooled Loan Program, Series A, 1.45%,
                            7/1/26(a)...................................................             1,165,000
        120,000             Alexandria Redevelopment & Housing Authority for Goodwill
                            House, 1.65%, 10/1/06(a)....................................               120,000
        130,000             Chesapeake County IDA for Ind Dev-Ltd Assoc., 1.45%,
                            3/1/11(a)...................................................               130,000
        625,000             Chesapeake Hospital Authority IDA for Chesapeake General
                            Hospital, Series B, 1.45%, 7/1/31(a)........................               625,000
        625,000             Clarke County IDA for Winchester Medical Center, 1.55%,
                            1/1/30(a)...................................................               625,000
        625,000             Hampton MHR for Avalon, 1.40%, 6/15/26(a)...................               625,000
      1,000,000             Hampton MHR for Shoreline Apartments, 1.40%, 12/1/19(a).....             1,000,000
        450,000             Henrico County GO, Public Improvement, 3.00%, 4/1/03(b).....               455,394
      1,200,000             Loudoun County IDA for Falcons Landing, 1.40%, 11/1/28(a)...             1,200,000
        400,000             Lynchburgh County IDA, Series B, 1.45%, 12/1/25(a)..........               400,000
        400,000             Norfolk GO, Capital Improvement, 5.00%, 7/1/02(b)...........               401,105
        200,000             Norfolk IDR for Children's Hospital, 1.45%, 6/1/20(a).......               200,000
      1,105,000             Peninsula Port Authority for Dominion Terminal, 1.60% -
                            1.65%, 7/1/16(a)............................................             1,105,000
        200,000             Porstmouth GO, 4.25%, 8/1/02(b).............................               200,748
        205,000             Richmond IDR for Ninth & Cary Assoc., 1.45%, 9/1/10(a)......               205,000
        400,000             Rivana GO, for Water & Sewer Authority, 4.00%,
                            10/01/02(b).................................................               402,922
         95,000             Roanoke IDR for Friendship Manor, 1.40%, 8/1/13(a)..........                95,000
        600,000             Virginia College Building Authority for University of
                            Richmond, 1.40%, 11/1/22(a).................................               600,000
                                                                                              ----------------
                                                                                                     9,955,169
                                                                                              ----------------
                            PUERTO RICO--14.9%
        625,000             Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5,
                            6.80%, 7/1/21(b)............................................               636,966
        400,000             Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5,
                            6.50%, 7/1/22(b)............................................               407,565
        500,000             Puerto Rico Government Bank, 1.00%, 12/01/15(a).............               500,000
        400,000             Puerto Rico Highway and Transportation Authority, Series A,
                            1.30%, 7/1/28(a)............................................               400,000
                                                                                              ----------------
                                                                                                     1,944,531
                                                                                              ----------------
                            VIRGIN ISLANDS--4.6%
        575,000             Virgin Islands GO, Public Finance Authority, prefunded
                            10/1/02 @ 102, 7.25%, 10/1/18(b)............................               597,719
                                                                                              ----------------

                            TOTAL INVESTMENTS (COST $12,497,419)........................          95.8%           12,497,419
                            OTHER ASSETS, LESS LIABILITIES..............................           4.2               546,734
                                                                                              --------      ----------------
                            NET ASSETS..................................................         100.0%     $     13,044,153
                                                                                              ========      ================
                            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                            13,044,153 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....                 $1.00
                                                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

BAN --......................  Bond Anticipation Notes                             HFF --   Health Facilities
                                                                                           Financing Authority
CDA --......................  Community Redevelopment                             HRB --   Hospital Revenue Bonds
                              Agency
COP --......................  Certificate of                                      IDA --   Industrial Development
                              Participation                                                Authority Revenue Bonds
DFA --......................  Development Finance                                 IDR --   Industrial Development
                              Agency                                                       Agency Revenue Bonds
EDA --......................  Economic Development                                IFA --   Industrial Finance
                              Authority Revenue Bonds                                      Authority
EDC --......................  Economic Development                                MHR --   Multifamily Housing
                              Corporation                                                  Revenue Bonds
EFA --......................  Education Facilities                                PCR --   Pollution Control Revenue
                              Authority                                                    Bonds
GO --.......................  General Obligation Bonds                            RAN --   Revenue Anticipation
                                                                                           Notes
HCF --......................  Health Care Facilities                              RAW --   Revenue Anticipation
                              Revenue Bonds                                                Warrants
HDA --......................  Hospital Development                                TAN --   Tax Anticipation Notes
                              Authority
HDC --......................  Housing Development                                TRAN --   Tax and Revenue
                              Corporation Bonds                                            Anticipation Notes
HEFA --.....................  Health & Education                                 UFSD --   Union Free School
                              Facilities Authority                                         District
HFA --......................  Housing Finance Authority                           WRA --   Water Resource Authority
                              Revenue Bonds
                                                                                  WSR --   Water System Revenue
                                                                                           Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                                                                                     U.S.            U.S.
                                                                  PRIMARY         GOVERNMENT       TREASURY
                                                                    FUND             FUND            FUND
                                                                ------------    --------------    -----------
INTEREST INCOME (Note 1)....................................    $275,686,887     $23,157,785      $13,360,582
                                                                ------------     -----------      -----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R...................................................      50,180,124       7,244,403        2,845,589
  Class 75..................................................          91,399              --               --
  Class Treasurer's Trust...................................       2,778,309          30,585        1,199,784
  Class 45..................................................         110,767           5,977               --
  Class 25..................................................       4,812,634         116,901               --
  Class 15..................................................          35,030              --               --
  Class 8...................................................       1,174,013              --               --
DISTRIBUTION (12b-1) FEES:
  Class R...................................................      12,545,031       1,811,101          711,375
  Class 75..................................................          33,239              --               --
TRUSTEE FEES................................................         267,045          20,875           10,194
                                                                ------------     -----------      -----------
    Total expenses before waiver............................      72,027,591       9,229,842        4,766,942
    Less: expenses waived (Note 2)..........................              --              --         (105,000)
                                                                ------------     -----------      -----------
    Net Expenses............................................      72,027,591       9,229,842        4,661,942
                                                                ------------     -----------      -----------

NET INVESTMENT INCOME, Representing Net Increase in Net
  Assets from Investment Operations.........................    $203,659,296     $13,927,943      $ 8,698,640
                                                                ============     ===========      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   PRIMARY FUND                       U.S. GOVERNMENT FUND
                                       ------------------------------------    ----------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                         MAY 31, 2002        MAY 31, 2001       MAY 31, 2002       MAY 31, 2001
                                       ----------------    ----------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............    $    203,659,296    $    280,627,452    $   13,927,943     $   36,899,096
                                       ----------------    ----------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R..........................        (115,933,938)       (280,376,036)      (12,987,226)       (36,892,134)
  Class 75.........................            (383,623)            (11,187)               --                 --
  Class Treasurer's Trust..........          (9,436,548)            (75,544)         (109,691)            (4,432)
  Class 45.........................            (522,401)             (2,616)          (35,998)            (1,343)
  Class 25.........................         (44,227,745)           (162,069)         (795,028)            (1,187)
  Class 15.........................            (478,729)                 --                --                 --
  Class 8..........................         (32,676,312)                 --                --                 --
                                       ----------------    ----------------    ---------------    ---------------
Total dividends to shareholders....        (203,659,296)       (280,627,452)      (13,927,943)       (36,899,096)
                                       ----------------    ----------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  (at net asset value of $1.00 per share):
  Net proceeds from sale of
    shares.........................      49,203,863,372      31,227,773,238     3,312,959,063      3,366,006,079
  Dividends reinvested.............         203,659,296         280,627,452        13,927,943         36,899,096
  Cost of shares redeemed..........     (44,373,496,202)    (28,913,967,122)   (3,240,382,619)    (3,159,724,161)
                                       ----------------    ----------------    ---------------    ---------------
                                          5,034,026,466       2,594,433,568        86,504,387        243,181,014
                                       ----------------    ----------------    ---------------    ---------------
  Net increase in net assets.......       5,034,026,466       2,594,433,568        86,504,387        243,181,014

NET ASSETS:
  Beginning of year................       6,950,373,945       4,355,940,377       910,879,055        667,698,041
                                       ----------------    ----------------    ---------------    ---------------
  End of year......................    $ 11,984,400,411    $  6,950,373,945    $  997,383,442     $  910,879,055
                                       ================    ================    ===============    ===============

                                             U.S. TREASURY FUND
                                     ----------------------------------
                                       YEAR ENDED         YEAR ENDED
                                      MAY 31, 2002       MAY 31, 2001
                                     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............  $    8,698,640     $    15,271,801
                                     ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R..........................      (5,845,584)        (15,263,710)
  Class 75.........................              --                  --
  Class Treasurer's Trust..........      (2,853,056)             (8,091)
  Class 45.........................              --                  --
  Class 25.........................              --                  --
  Class 15.........................              --                  --
  Class 8..........................              --                  --
                                     ---------------    ---------------
Total dividends to shareholders....      (8,698,640)        (15,271,801)
                                     ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (No
  (at net asset value of $1.00 per
  Net proceeds from sale of
    shares.........................   2,234,824,153       1,596,750,098
  Dividends reinvested.............       8,698,640          15,166,801
  Cost of shares redeemed..........  (2,070,970,763)     (1,579,519,293)
                                     ---------------    ---------------
                                        172,552,030          32,397,606
                                     ---------------    ---------------
  Net increase in net assets.......     172,552,030          32,397,606
NET ASSETS:
  Beginning of year................     429,600,142         397,202,536
                                     ---------------    ---------------
  End of year......................  $  602,152,172     $   429,600,142
                                     ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

INTEREST INCOME (Note 1)....................................    $7,275,649
                                                                ----------

EXPENSES (Note 2)
  Comprehensive management fees:
        Class R.............................................     2,354,483
        Class Treasurer's Trust.............................       203,314
        Class 25............................................        48,764
  Distribution (12b-1) fees:
        Class R.............................................       588,620
  Trustee fees..............................................         9,496
                                                                ----------
    Total Expenses..........................................     3,204,677
                                                                ----------

NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.........................    $4,070,972
                                                                ==========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED MAY 31,
                                                                ----------------------------------
                                                                     2002               2001
                                                                ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.....................................    $     4,070,972    $     9,009,949
                                                                ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net Investment Income
        Class R.............................................         (3,155,274)        (8,981,171)
        Class Treasurer's Trust.............................           (536,801)           (17,800)
        Class 25............................................           (378,897)           (10,978)
                                                                ---------------    ---------------
                                                                     (4,070,972)        (9,009,949)
                                                                ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share) (Note 6):
  Net proceeds from sale of shares..........................      1,441,153,032      1,381,599,915
  Dividends reinvested......................................          4,070,972          9,009,949
  Cost of shares redeemed...................................     (1,540,012,774)    (1,235,247,966)
                                                                ---------------    ---------------
                                                                    (94,788,770)       155,361,898
                                                                ---------------    ---------------
  Net (decrease) increase in net assets.....................        (94,788,770)       155,361,898

NET ASSETS:
  Beginning of year.........................................        427,306,252        271,944,354
                                                                ---------------    ---------------
  End of year...............................................    $   332,517,482    $   427,306,252
                                                                ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                                                 RESERVE NEW YORK
                                                 TAX-EXEMPT TRUST                    RESERVE TAX-EXEMPT TRUST
                                                 ----------------    ---------------------------------------------------------
                                                     NEW YORK        CALIFORNIA II    CONNECTICUT    FLORIDA     MASSACHUSETTS
                                                       FUND              FUND            FUND          FUND          FUND
                                                 ----------------    -------------    -----------    --------    -------------
INTEREST INCOME (Note 1).....................       $5,119,066         $2,431,006      $774,562      $653,185      $376,326
                                                    ----------         ----------      --------      --------      --------

EXPENSES (Note 2)
  Comprehensive management fees..............        2,112,974            972,501       323,229       262,417       151,637
  Distribution (12b-1) fees..................          528,244            243,126        80,807        65,604        37,909
  Trustee fees...............................            6,365              3,098           955           687           431
                                                    ----------         ----------      --------      --------      --------
    Total expenses...........................        2,647,583          1,218,725       404,991       328,708       189,977
                                                    ----------         ----------      --------      --------      --------
NET INVESTMENT INCOME, representing Net
  Increase in Net Assets from Investment
  Operations.................................       $2,471,483         $1,212,281      $369,571      $324,477      $186,349
                                                    ==========         ==========      ========      ========      ========

                                                                        RESERVE TAX-EXEMPT TRUST
                                                 ----------------------------------------------------------------------
                                                 MICHIGAN      NEW JERSEY        OHIO        PENNSYLVANIA      VIRGINIA
                                                   FUND           FUND           FUND            FUND            FUND
                                                 --------      ----------      --------      ------------      --------
INTEREST INCOME (Note 1).....................    $120,321      $1,236,888      $138,320        $880,291        $157,178
                                                 --------      ----------      --------        --------        --------
EXPENSES (Note 2)
  Comprehensive management fees..............     59,079         511,703         61,085         372,260          79,386
  Distribution (12b-1) fees..................     14,770         127,925         15,272          93,065          19,847
  Trustee fees...............................        116           1,255            188             788             160
                                                 --------      ----------      --------        --------        --------
    Total expenses before waiver.............     73,965         640,883         76,545         466,113          99,393
  Less: expenses waived (Note 2).............        (66)             --            (44)             --            (815)
                                                 --------      ----------      --------        --------        --------
    Net Expense..............................     73,899         640,883         76,501         466,113          98,578
                                                 --------      ----------      --------        --------        --------
NET INVESTMENT INCOME, representing Net
  Increase in Net Assets from Investment
  Operations.................................    $46,422       $ 596,005       $ 61,819        $414,178        $ 58,600
                                                 ========      ==========      ========        ========        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                RESERVE NEW YORK
                                                TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                                        --------------------------------    --------------------------------
                                                 NEW YORK FUND                     CALIFORNIA II FUND
                                        --------------------------------    --------------------------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                         MAY 31, 2002      MAY 31, 2001      MAY 31, 2002      MAY 31, 2001
                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.............    $   2,471,483     $   6,892,202     $   1,212,281     $   2,799,870
                                        -------------     -------------     -------------     -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)....       (2,471,483)       (6,892,202)       (1,212,281)       (2,799,870)
                                        -------------     -------------     -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of
    shares..........................      696,162,904       826,531,093       462,779,496       651,324,525
  Dividends reinvested..............        2,471,483         6,892,202         1,212,281         2,799,870
  Cost of shares redeemed...........     (745,812,142)     (780,238,944)     (490,906,345)     (609,247,770)
                                        -------------     -------------     -------------     -------------
                                          (47,177,755)       53,184,351       (26,914,568)       44,876,625
                                        -------------     -------------     -------------     -------------
  Net (decrease) increase in net
    assets..........................      (47,177,755)       53,184,351       (26,914,568)       44,876,625

NET ASSETS:
  Beginning of year.................      281,611,925       228,427,574       136,246,374        91,369,749
                                        -------------     -------------     -------------     -------------
  End of year.......................    $ 234,434,170     $ 281,611,925     $ 109,331,806     $ 136,246,374
                                        =============     =============     =============     =============


                                          RESERVE TAX-EXEMPT TRUST
                                      --------------------------------
                                              CONNECTICUT FUND
                                      --------------------------------
                                        YEAR ENDED        YEAR ENDED
                                       MAY 31, 2002      MAY 31, 2001
                                      --------------    --------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.............  $     369,571     $   1,242,443
                                      -------------     -------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)....       (369,571)       (1,242,443)
                                      -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per s
  Net proceeds from sale of
    shares..........................     93,098,785       106,047,767
  Dividends reinvested..............        369,571         1,242,443
  Cost of shares redeemed...........    (92,419,191)     (118,221,888)
                                      -------------     -------------
                                          1,049,165       (10,931,678)
                                      -------------     -------------
  Net (decrease) increase in net
    assets..........................      1,049,165       (10,931,678)
NET ASSETS:
  Beginning of year.................     40,197,044        51,128,722
                                      -------------     -------------
  End of year.......................  $  41,246,209     $  40,197,044
                                      =============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              RESERVE TAX-EXEMPT TRUST
                                        --------------------------------------------------------------------
                                                  FLORIDA FUND                     MASSACHUSETTS FUND
                                        --------------------------------    --------------------------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                         MAY 31, 2002      MAY 31, 2001      MAY 31, 2002      MAY 31, 2001
                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.............    $     324,477     $     903,699      $    186,349      $    510,044
                                        -------------     -------------      ------------      ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)....         (324,477)         (903,699)         (186,349)         (510,044)
                                        -------------     -------------      ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of
    shares..........................      155,543,426       203,544,147        54,996,937        76,127,391
  Dividends reinvested..............          324,477           903,699           186,349           510,044
  Cost of shares redeemed...........     (152,689,419)     (204,398,950)      (53,021,393)      (73,946,882)
                                        -------------     -------------      ------------      ------------
                                            3,178,484            48,896         2,161,893         2,690,553
                                        -------------     -------------      ------------      ------------
  Net increase in net assets........        3,178,484            48,896         2,161,893         2,690,553

NET ASSETS:
  Beginning of year.................       28,911,467        28,862,571        18,798,355        16,107,802
                                        -------------     -------------      ------------      ------------
  End of year.......................    $  32,089,951     $  28,911,467      $ 20,960,248      $ 18,798,355
                                        =============     =============      ============      ============

                                          RESERVE TAX-EXEMPT TRUST
                                      --------------------------------
                                               MICHIGAN FUND
                                      --------------------------------
                                        YEAR ENDED        YEAR ENDED
                                       MAY 31, 2002      MAY 31, 2001
                                      --------------    --------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.............   $     46,422      $     82,141
                                       ------------      ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)....        (46,422)          (82,141)
                                       ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per s
  Net proceeds from sale of
    shares..........................     48,699,873        16,882,504
  Dividends reinvested..............         46,422            82,141
  Cost of shares redeemed...........    (44,988,452)      (14,369,559)
                                       ------------      ------------
                                          3,757,843         2,595,086
                                       ------------      ------------
  Net increase in net assets........      3,757,843         2,595,086
NET ASSETS:
  Beginning of year.................      4,756,859         2,161,773
                                       ------------      ------------
  End of year.......................   $  8,514,702      $  4,756,859
                                       ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     RESERVE TAX-EXEMPT TRUST
                                     -----------------------------------------------------------------------------------------
                                            NEW JERSEY FUND                   OHIO FUND                 PENNSYLVANIA FUND
                                     -----------------------------   ---------------------------   ---------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        MAY 31,         MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                         2002            2001            2002           2001           2002           2001
                                     -------------   -------------   ------------   ------------   ------------   ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............  $     596,005   $   1,500,311   $    61,819    $   238,714    $   414,178    $   699,747
                                     -------------   -------------   ------------   ------------   ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)...       (596,005)     (1,500,311)      (61,819)      (238,714)      (414,178)      (699,747)
                                     -------------   -------------   ------------   ------------   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of
    shares.........................    240,597,119     250,006,902    33,551,931     36,980,981    145,997,774     93,779,092
  Dividends reinvested.............        596,005       1,500,311        61,819        238,714        414,178        699,747
  Cost of shares redeemed..........   (236,555,353)   (243,050,817)  (36,011,184)   (38,100,034)   (129,012,883)  (81,503,350)
                                     -------------   -------------   ------------   ------------   ------------   ------------
                                         4,637,771       8,456,396    (2,397,434)      (880,339)    17,399,069     12,975,489
                                     -------------   -------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net
    assets.........................      4,637,771       8,456,396    (2,397,434)      (880,339)    17,399,069     12,975,489

NET ASSETS:
  Beginning of year................     52,890,484      44,434,088     8,053,310      8,933,649     34,060,618     21,085,129
                                     -------------   -------------   ------------   ------------   ------------   ------------
  End of year......................  $  57,528,255   $  52,890,484   $ 5,655,876    $ 8,053,310    $51,459,687    $34,060,618
                                     =============   =============   ============   ============   ============   ============

                                      RESERVE TAX-EXEMPT TRUST
                                     ---------------------------
                                            VIRGINIA FUND
                                     ---------------------------
                                      YEAR ENDED     YEAR ENDED
                                       MAY 31,        MAY 31,
                                         2002           2001
                                     ------------   ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income............  $    58,600    $     99,318
                                     ------------   ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM
  Net investment income (Note 1)...      (58,600)        (99,318)
                                     ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per
  Net proceeds from sale of
    shares.........................   25,423,512      16,885,998
  Dividends reinvested.............       58,600          99,318
  Cost of shares redeemed..........  (19,159,452)    (12,368,045)
                                     ------------   ------------
                                       6,322,660       4,617,271
                                     ------------   ------------
  Net increase (decrease) in net
    assets.........................    6,322,660       4,617,271
NET ASSETS:
  Beginning of year................    6,721,493       2,104,222
                                     ------------   ------------
  End of year......................  $13,044,153    $  6,721,493
                                     ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE, MASSACHUSETTS, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into seven (7) series: Primary, U.S. Government, U.S. Treasury, Primary II, U.S. Government II, U.S. Treasury II and Strategist Money-Market. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Funds; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds/Trusts may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Funds/Trusts are entitled to receive payment of principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of the Funds/Trusts to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds/ Trusts shares.

     E. The Funds/Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds'/Trusts' Investment Adviser subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Funds'/Trusts' investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. The Trusts (with the exception of Interstate Tax-Exempt Fund) pay RMCI a comprehensive management fee of .80% of the average daily net assets of the Trusts, which are accrued daily. For the Funds, and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each fund according to the following schedule:

      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
           0.08%       0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds/Trusts, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other exraordinary

--------------------------------------------------------------------------------
     expenses, payments under the Funds'/Trusts' Distribution Plan and the fees of the disinterested Trustees, for which each fund pays its direct or allocated share. During the year ended May 31, 2002, RMCI voluntarily reduced its fees for the U.S. Treasury Fund, Class R by $105,000, Michigan Tax-Exempt Fund by $66, Ohio Tax-Exempt Fund by $44 and Virginia Tax-Exempt Fund by $815. Certain Trustees / Officers of the Funds / Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds/Trusts have adopted a Rule 12b-1 plan with Reserv
     Partners, Inc., an affiliate of RMCI, which allows the Funds/Trusts to pay distribution fees for the sale and distribution of its shares. Currently the Trusts (with the exception of Class 25 and Class Treasurer's Trust of Interstate Tax-Exempt Fund) and only Class R and Class 75 of the Funds participate in the Plan. The rate of distribution expenses is 0.20% per year of the average net assets of each fund or class. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

     INTERSTATE TAX-EXEMPT FUND    74.25%

          Letter of Credit
          ABN / AMRO                                    3.09%          JPMorgan / Chase                              2.67%
          Allied Irish Bank                             0.49%          KBC Bank                                      1.65%
          Bank of America                               3.98%          Keybank                                       1.65%
          Bank of Nova Scotia                           0.92%          La Salle National Bank                        0.94%
          Bank of Scotland                              0.46%          Landesbank Hessen-Thurgen                     0.59%
          Bank One                                      1.08%          Mellon Bank                                   0.71%
          Barclay Bank                                  0.56%          Northern Trust Co.                            1.17%
          Bay Hypo Und Vereinsbank                      0.60%          PNC Bank                                      0.94%
          Bay Landesbank Girozentrale                   0.70%          Societe Generale                              0.39%
          Bayerische / Westdeutsche Landesbank          0.90%          Sun Trust Bank                                1.93%
          Commerzbank                                   0.44%          Toronto Dominion                              0.81%
          Credit Suisse                                 0.90%          Union Bank of Switzerland                     0.63%
          Dexia                                         0.60%          University of Minnesota                       0.90%
          Dresdner Bank                                 0.30%          University of Pittsburgh                      0.59%
          Fifth Third Bank                              1.12%          US Bank                                       3.31%
          Fleet Bank                                    1.65%          Wachovia Bank & Trust Company                 5.04%
          FNMA                                          1.02%          Wells Fargo                                   0.88%
          FRMC                                          0.39%          Westdeutsche Landesbank Girozentrale          3.66%
          Harris Trust & Savings Bank                   1.23%          WLB                                           0.90%
     *    Bond Insurance
          AMBAC                                         2.63%
          FGIC                                          9.61%
          FSA                                           6.15%
          MBIA                                          2.17%
          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        3.90%
     *    Some securities are backed by both a line of credit and bond insurance.

--------------------------------------------------------------------------------
     NEW YORK TAX-EXEMPT FUND    68.23%

          Letter of Credit
          Allied Irish Bank                             0.43%          FNMA                                          2.13%
          Bank of New York                              4.56%          HSBC                                          0.54%
          Bank of Nova Scotia                           1.91%          JPMorgan / Chase                              5.38%
          Banque Paribas                                0.85%          Kredietbank NV, Brussels                      0.43%
          Bay Hypo Und Vereinsbank                      2.82%          Landesbank Hessen-Thurgen                     6.05%
          Bay Landesbank Girozentrale                   3.73%          Societe Generale                              0.81%
          Bayerische / Westdeutsche Landesbank          0.81%          Toronto Dominion                              2.04%
          Commerzbank                                   6.84%          Wachovia Bank & Trust Company                 0.68%
          Deutsche Bank                                 1.02%          Wells Fargo                                   1.79%
          Dexia                                         2.35%          Westdeutsche Landesbank Girozentrale          3.21%
          Fleet Bank                                    2.03%

     *    Bond Insurance
          AMBAC                                         2.52%          FSA                                           7.34%
          FGIC                                          5.96%          MBIA                                          2.00%

     CALIFORNIA TAX-EXEMPT FUND    65.16%

          Letter of Credit
          Allied Irish Bank                             3.66%          Credit Suisse                                 2.47%
          Bank of America                               7.32%          Dexia                                         1.37%
          Bank of New York                              0.44%          Dresdner Bank                                 1.83%
          Bank of Nova Scotia                           1.45%          FNMA                                          7.13%
          Bank of Scotland                              0.73%          FRMC                                          1.83%
          Bay Hypo Und Vereinsbank                      3.72%          KBC Bank                                      5.25%
          Bay Landesbank Girozentrale                   1.19%          Landesbank Hessen-Thurgen                     2.15%
          CIBC                                          0.46%          Wells Fargo                                   1.55%
          Commerzbank                                   0.91%

     *    Bond Insurance
          AMBAC                                         3.57%          FSA                                           7.00%
          FGIC                                          4.94%          MBIA                                          6.19%

     CONNECTICUT TAX-EXEMPT FUND    70.01%

          Letter of Credit
          Bay Landesbank Girozentrale                   4.33%          La Salle National Bank                        7.46%
          Commerzbank                                   4.50%          Landesbank Hessen-Thurgen                     6.74%
          Fleet Bank                                    7.27%          Northern Trust Company                        4.81%
          JP Morgan / Chase                             1.52%          Wachovia Bank & Trust Company                 4.94%
          KBC Bank                                      4.33%          Yale University                               4.85%

     *    Bond Insurance
          AMBAC                                         4.83%          FGIC                                          5.52%
          FSA                                           5.32%          MBIA                                          3.59%

--------------------------------------------------------------------------------
     FLORIDA TAX-EXEMPT FUND    91.26%

          Letter of Credit
          ABN / AMRO                                    2.49%          Harris Trust & Savings Bank                   4.38%
          Bank of America                               7.54%          JPMorgan / Chase                              3.13%
          Credit Suisse                                 3.12%          Landesbank Baden-Wurternberg                  2.49%
          Dresdner Bank                                 7.48%          Societe Generale                              2.57%
          Fifth Third Bank                              4.67%          Sun Trust Bank                                4.58%
          Florida Power & Light                         2.18%          Toronto Dominion                              6.23%
          FRMC                                          3.74%          Wachovia Bank & Trust Company                 4.63%

     *    Bond Insurance
          AMBAC                                         4.16%          FSA                                           3.12%
          FGIC                                          8.77%          MBIA                                          5.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       10.64%

     MASSACHUSETTS TAX-EXEMPT FUND    77.56%

          Letter of Credit
          Commerzbank                                   4.29%          Landesbank Hessen-Thurgen                     4.29%
          Dexia                                         3.82%          Smith College                                 5.99%
          Fleet Bank                                    5.06%          State Street Bank & Trust                     4.29%
          FNB Bank                                      4.29%          Toronto Dominion                              1.91%
          FNMA                                          3.39%          Wellesley College                             3.39%
          Harvard University                            3.82%          Williams College                              1.91%
          KBC Bank                                      4.87%

     *    Bond Insurance
          AMBAC                                         2.86%          FSA                                           5.28%
          FGIC                                          7.41%          MBIA                                          6.30%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        4.39%

     MICHIGAN TAX-EXEMPT FUND    96.01%

          Letter of Credit
          Bank of America                               1.47%          Fifth Third Bank                              8.22%
          Bank One                                      8.04%          FNMA                                          7.05%
          Bay Landesbank Girozentrale                   9.40%          Key Bank                                      1.47%
          Comerica Bank                                 5.87%          La Salle National Bank                        5.87%
          Deutsche Bank                                 1.17%          Landesbank Hessen-Thurgen                     7.69%
          Dresdner Bank                                 4.70%          National City                                 8.28%

          Bond Insurance
          FGIC                                          7.99%          MBIA                                          8.34%
          FSA                                           4.35%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        6.10%

     At May 31, 2002, the Michigan Tax-Exempt Fund had a cash overdraft from the custodian of $287,100.

--------------------------------------------------------------------------------
     NEW JERSEY TAX-EXEMPT FUND    77.96%

          Letter of Credit
          Bank of New York                              3.55%          JPMorgan / Chase                              6.59%
          Banque Paribas                                3.72%          Kredietbank NV, Brussels                      2.70%
          Barclay Bank                                  4.73%          New Jersey Health Care                        8.95%
          Citibank                                      4.90%          PNC Bank                                      4.31%
          Commerzbank                                   1.69%          Princeton University                          4.73%
          Fleet Bank                                    1.05%          Wachovia Bank & Trust Company                 8.27%
          FNMA                                          4.86%

          Bond Insurance
          AMBAC                                         4.93%          MBIA                                          8.25%
          FGIC                                          4.73%

     OHIO TAX-EXEMPT FUND    98.96%

          Letter of Credit
          ABN / AMRO                                    7.07%          JPMorgan / Chase                              7.51%
          Allied Irish Bank                             6.19%          KBC Bank                                      7.96%
          Bank of America                               8.13%          Keybank                                       5.30%
          Bank One                                      4.51%          National City Bank                            7.79%
          Barclay Bank                                  7.78%          US Bank                                       4.42%
          Dresdner Bank                                 3.54%          Wachovia Bank & Trust Company                 5.30%
          Fifth Third Bank                              5.22%          Wells Fargo                                   6.98%

     *    Bond Insurance
          AMBAC                                         5.06%          MBIA                                          3.54%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        2.66%

     PENNSYLVANIA TAX-EXEMPT FUND    99.22%

          Letter of Credit
          Bank of America                               4.76%          JPMorgan / Chase                              4.47%
          Bank of Nova Scotia                           1.94%          Landesbank Hessen-Thurgen                     1.94%
          Bank One                                      3.61%          Mellon Bank                                   4.86%
          Banque Paribas                                4.86%          Northern Trust Co.                            6.02%
          Bay Hypo Und Vereinsbank                      1.94%          PNC Bank                                      6.89%
          Bay Landesbank Girozentrale                   0.39%          Sun Trust Bank                                4.57%
          Citibank                                      1.29%          Toronto Dominion                              4.08%
          Commerzbank                                   4.47%          University of Pittsburgh                      4.47%
          Dexia                                         1.75%          Wachovia Bank & Trust Company                 3.28%
          Dresdner Bank                                 2.16%          Wells Fargo                                   0.97%
          FNMA                                          4.47%

          AMBAC                                         6.91%          FSA                                           6.68%
          FGIC                                          7.10%          MBIA                                          4.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        1.00%

--------------------------------------------------------------------------------
     VIRGINIA TAX-EXEMPT FUND    92.30%

          Letter of Credit
          Bank of America                               8.93%          Crestar Bank                                  4.60%
          Bank of Scotland                              9.20%          FRMC                                          7.67%
          Barclay Bank                                  8.47%          Sun Trust Bank                                4.79%
          Credit Suisse                                 4.79%          Wachovia Bank & Trust Company                 8.82%
     *    Bond Insurance
          AMBAC                                         9.22%          FSA                                           4.79%
          FGIC                                          4.61%          MBIA                                          3.83%
          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       12.58%
     *    Some securities are backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------
     At May 31, 2002, the composition of each fund's net assets were as follows:

                                                           U.S.          U.S.       INTERSTATE
                                          PRIMARY       GOVERNMENT     TREASURY     TAX-EXEMPT
                                           FUND            FUND          FUND          FUND
                                      ---------------  ------------  ------------  ------------
      Par Value.....................  $    11,984,400  $    997,383  $    602,152  $    332,517
      Additional Paid-in-Capital....   11,972,416,011   996,386,059   601,550,020   332,184,965
                                      ---------------  ------------  ------------  ------------
      Net Assets....................  $11,984,400,411  $997,383,442  $602,152,172  $332,517,482
                                      ===============  ============  ============  ============

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    234,434  $    109,332   $    41,246  $    32,090   $    20,960
      Additional-Paid-in-Capital...  234,199,736  109,222,474  41,204,963   32,057,861    20,939,288
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $234,434,170  $109,331,806   $41,246,209  $32,089,951   $20,960,248
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      8,515  $     57,528  $     5,656  $    51,460   $    13,044
      Additional-Paid-in-Capital...    8,506,187   57,470,727   5,650,220  51,408,227    13,031,109
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  8,514,702  $ 57,528,255  $ 5,655,876  $51,459,687   $13,044,153
                                 ============  ============  ===========  ===========   ===========

(6)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
     For the year ended May 31, 2002 and the period ended May 31, 2001, the capital share transactions of each fund were as follows:

                                                    FOR PERIOD ENDED MAY 31, 2002
                                      ----------------------------------------------------------
                                                                      TREASURER'S
                                          CLASS R        CLASS 75        TRUST        CLASS 45
                                      ---------------  ------------  --------------  -----------
      PRIMARY FUND
      ------------------------------
      Sold..........................   22,378,444,181   106,617,318   2,342,184,643   84,916,322
      Reinvested....................      115,933,938       383,623       9,436,548      522,401
      Redeemed......................  (22,274,243,404) (118,200,495) (2,066,093,718) (69,730,431)
                                      ---------------  ------------  --------------  -----------
      Net Increase (Decrease).......      220,134,715   (11,199,554)    285,527,473   15,708,292
                                      ===============  ============  ==============  ===========

--------------------------------------------------------------------------------

                                              CLASS 25      CLASS 15*       CLASS 8**
                                           --------------  ------------  ---------------

      PRIMARY FUND
      -----------------------------------
      Sold...............................   5,658,249,167   248,916,580   18,384,535,161
      Reinvested.........................      44,227,745       478,729       32,676,312
      Redeemed...........................  (4,031,012,015) (215,348,874) (15,598,867,265)
                                           --------------  ------------  ---------------
      Net Increase.......................   1,671,464,897    34,046,435    2,818,344,208
                                           ==============  ============  ===============

                                                      TREASURER'S
                                         CLASS R         TRUST      CLASS 45     CLASS 25
                                      --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,166,984,953    9,238,978   13,784,193  122,950,939
      Reinvested....................      12,987,226      109,691       35,998      795,028
      Redeemed......................  (3,164,767,034) (20,969,699) (17,816,091) (36,829,795)
                                      --------------  -----------  -----------  -----------
      Net Increase (Decrease).......      15,205,145  (11,621,030)  (3,995,900)  86,916,172
                                      ==============  ===========  ===========  ===========

                                                                TREASURER'S
                                                   CLASS R         TRUST
                                                --------------  ------------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,299,766,782   935,057,371
      Reinvested..............................       5,845,584     2,853,056
      Redeemed................................  (1,362,489,975) (708,480,788)
                                                --------------  ------------
      Net (Decrease) Increase.................     (56,877,609)  229,429,639
                                                ==============  ============

                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 25
                                           --------------  ------------  -----------

      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,176,004,972   202,427,176   62,720,884
      Reinvested.........................       3,155,274       536,801      378,897
      Redeemed...........................  (1,179,694,309) (267,860,501) (92,457,964)
                                           --------------  ------------  -----------
      Net Decrease.......................        (534,063)  (64,896,524) (29,358,183)
                                           ==============  ============  ===========

                                                    FOR PERIOD ENDED MAY 31, 2001
                                 --------------------------------------------------------------------
                                                               TREASURER'S
                                     CLASS R      CLASS 75***   TRUST***    CLASS 45***  CLASS 25***
                                 ---------------  -----------  -----------  -----------  ------------

      PRIMARY FUND
      -------------------------
      Sold.....................   30,457,404,981  36,084,965   256,598,599   7,511,800   470,172,893
      Reinvested...............      280,376,036      11,187        75,544       2,616       162,069
      Redeemed.................  (28,851,872,158) (1,439,739)  (32,217,271)    (86,716)  (28,351,238)
                                 ---------------  ----------   -----------  ----------   -----------
      Net Increase.............    1,885,908,859  34,656,413   224,456,872   7,427,700   441,983,724
                                 ===============  ==========   ===========  ==========   ===========

--------------------------------------------------------------------------------

                                                      TREASURER'S
                                         CLASS R       TRUST***    CLASS 45***  CLASS 25***
                                      --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,341,782,334  15,611,526    4,739,419    3,872,801
      Reinvested....................      36,892,134       4,432        1,343        1,186
      Redeemed......................  (3,159,271,153)    (30,791)    (301,562)    (120,655)
                                      --------------  ----------   ----------   ----------
      Net Increase..................     219,403,315  15,585,167    4,439,200    3,753,332
                                      ==============  ==========   ==========   ==========

                                                                TREASURER'S
                                                   CLASS R       TRUST***
                                                --------------  -----------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,567,545,869  29,204,229
      Reinvested..............................      15,158,710       8,091
      Redeemed................................  (1,578,732,598)   (786,695)
                                                --------------  ----------
      Net Increase............................       3,971,981  28,425,625
                                                ==============  ==========

                                                           TREASURER'S
                                              CLASS R       TRUST***    CLASS 25***
                                           --------------  -----------  -----------

      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,249,104,892  86,122,064   46,372,959
      Reinvested.........................       8,981,171      17,800       10,978
      Redeemed...........................  (1,233,786,518)   (788,222)    (673,226)
                                           --------------  ----------   ----------
      Net Increase.......................      24,299,545  85,351,642   45,710,711
                                           ==============  ==========   ==========

---------------

  * From July 30, 2001 (Commencement of Operations) to May 31, 2002. ** From July 27, 2001 (Commencement of Operations) to May 31, 2002.
***  From May 29, 2001 (Commencement of Operations) to May 31, 2001.

(7)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each fund for the periods as indicated.

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0187    0.0511    0.0492    0.0438    0.0483
      Less dividends from net
        investment income......   (0.0187)  (0.0511)  (0.0492)  (0.0438)  (0.0483)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.90%     5.29%     4.92%     4.38%     4.83%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $6,462.0  $6,241.8  $4,355.9  $3,330.1  $2,707.6
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     1.86%     5.11%     4.74%     4.26%     4.71%

--------------------------------------------------------------------------------

                                        CLASS 75           TREASURER'S TRUST            CLASS 45
                                 ----------------------  ----------------------  ----------------------
                                 FISCAL YEAR   PERIOD    FISCAL YEAR   PERIOD    FISCAL YEAR   PERIOD
                                    ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                    2002       2001(A)      2002       2001(A)      2002       2001(A)
                                 -----------  ---------  -----------  ---------  -----------  ---------

      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------    --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0213      0.0003      0.0228      0.0003      0.0243      0.0004
      Less dividends from net
        investment income......    (0.0213)    (0.0003)    (0.0228)    (0.0003)    (0.0243)    (0.0004)
                                  --------    --------    --------    --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========    ========    ========    ========
      Total Return.............      2.16%       0.03%       2.32%       0.03%       2.48%       0.04%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $   23.5    $   34.7    $  510.0    $  224.5    $   23.1    $    7.4
      Ratio of expenses to
        average net assets.....      0.76%     0.75%(b)      0.60%     0.60%(b)      0.45%     0.45%(b)
      Ratio of net investment
        income to average net
        assets.................      2.33%     3.97%(b)      2.05%     4.12%(b)      2.13%     4.27%(b)

                                            CLASS 25         CLASS 15  CLASS 8
                                      ---------------------  --------  --------
                                      FISCAL YEAR   PERIOD    PERIOD    PERIOD
                                         ENDED      ENDED     ENDED     ENDED
                                        MAY 31,    MAY 31,   MAY 31,   MAY 31,
                                         2002      2001(A)   2002(C)   2002(D)
                                      -----------  --------  --------  --------

      PRIMARY FUND
      ------------------------------
      Net asset value at beginning
        of period
                                       $  1.0000   $ 1.0000  $ 1.0000  $ 1.0000
      ------------------------------..
                                       ---------   --------  --------  --------
      Net investment income from
        investment operations.......      0.0263     0.0004    0.0205    0.0214
      Less dividends from net
        investment income...........     (0.0263)   (0.0004)  (0.0205)  (0.0214)
                                       ---------   --------  --------  --------
      Net asset value at end of
        period......................   $  1.0000   $ 1.0000  $ 1.0000  $ 1.0000
                                       =========   ========  ========  ========
      Total Return..................       2.69%      0.04%     2.08%     2.17%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $ 2,113.4   $  442.0  $   34.1  $2,818.3
      Ratio of expenses to average
        net assets..................       0.25%    0.25%(b)    0.15%   0.08%(b)
      Ratio of net investment income
        to average net assets.......       2.31%    4.47%(b)    2.07%   2.25%(b)

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0149    0.0493    0.0471    0.0426    0.0471
      Less dividends from net
        investment income......   (0.0149)  (0.0493)  (0.0471)  (0.0426)  (0.0471)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.50%     5.12%     4.71%     4.26%     4.71%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  902.3  $  887.1  $  667.7  $  716.2  $  652.5
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.99%
      Ratio of net investment
        income to average net
        assets.................     1.44%     4.93%     4.12%     4.16%     4.63%

--------------------------------------------------------------------------------

                                    TREASURER'S TRUST            CLASS 45                 CLASS 25
                                 -----------------------  -----------------------  -----------------------
                                 FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   MAY 31,     MAY 31,      MAY 31,     MAY 31,      MAY 31,     MAY 31,
                                    2002       2001(A)       2002       2001(A)       2002       2001(A)
                                 -----------  ----------  -----------  ----------  -----------  ----------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                  --------     --------    --------     --------    --------     --------
      Net investment income
        from investment
        operations.............     0.0189       0.0003      0.0203       0.0003      0.0224       0.0003
      Less dividends from net
        investment income......    (0.0189)     (0.0003)    (0.0203)     (0.0003)    (0.0224)     (0.0003)
                                  --------     --------    --------     --------    --------     --------
      Net asset value at end of
        period.................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                  ========     ========    ========     ========    ========     ========
      Total Return.............      1.91%        0.03%       2.06%        0.03%       2.28%        0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $    4.0     $   15.6    $    0.4     $    4.4    $   90.7     $    3.8
      Ratio of expenses to
        average net assets.....      0.60%      0.60%(b)      0.45%      0.45%(b)      0.25%      0.25%(b)
      Ratio of net investment
        income to average net
        assets.................      2.16%      3.47%(b)      2.73%      3.62%(b)      1.71%      3.82%(b)

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S TREASURY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000
                                           $ 1.0000
      -------------------------
                                                     $ 1.0000
      -------------------------
                                                               $ 1.0000
      -------------------------
                                                                         $ 1.0000
      -------------------------
      -------------------------
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0166    0.0468    0.0443    0.0410    0.0456
      Less dividends from net
        investment income......   (0.0166)  (0.0468)  (0.0443)  (0.0410)  (0.0456)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.68%     4.82%     4.43%     4.10%     4.56%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  344.3  $  401.2  $  397.2  $  286.7  $  239.8
      Ratio of expenses to
        average net assets
        (e)....................     1.00%     1.04%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset (e)..............     1.61%     4.63%     4.12%     3.76%     4.26%

                                                    TREASURER'S TRUST
                                                -------------------------
                                                FISCAL YEAR
                                                   ENDED     PERIOD ENDED
                                                  MAY 31,      MAY 31,
                                                   2002        2001(A)
                                                -----------  ------------

      U.S TREASURY FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................   $ 1.0000      $ 1.0000
                                                 --------      --------
      Net investment income from investment
        operations............................     0.0203        0.0003
      Less dividends from net investment
        income................................    (0.0203)      (0.0003)
                                                 --------      --------
      Net asset value at end of period........   $ 1.0000      $ 1.0000
                                                 ========      ========
      Total Return............................      2.06%         0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $  257.9      $   28.4
      Ratio of expenses to average net
        assets................................      0.61%       0.60%(b)
      Ratio of net investment income to
        average net asset.....................      1.44%       3.44%(b)

--------------------------------------------------------------------------------

                                                     CLASS R
                                          FOR FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0108     .0289     .0267     .0242     .0279
      Less dividends from net
        investment income......    (.0108)   (.0289)   (.0267)   (.0242)   (.0279)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.09%     2.95%     2.67%     2.42%     2.79%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  295.7  $  296.2  $  271.9  $  292.6  $  352.9
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset..................     1.08%     2.89%     2.60%     2.38%     2.75%

                                         TREASURER'S TRUST            CLASS 25
                                      -----------------------  -----------------------
                                      FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD
                                         ENDED       ENDED        ENDED       ENDED
                                        MAY 31,     MAY 31,      MAY 31,     MAY 31,
                                         2002       2001(A)       2002       2001(A)
                                      -----------  ----------  -----------  ----------

      INTERSTATE TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                       --------     --------    --------     --------
      Net investment income from
        investment operations.......     0.0149       0.0002      0.0184       0.0002
      Less dividends from net
        investment income...........    (0.0149)     (0.0002)    (0.0184)     (0.0002)
                                       --------     --------    --------     --------
      Net asset value at end of
        period......................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                       ========     ========    ========     ========
      Total Return..................      1.50%        0.02%       1.86%        0.02%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $   20.5     $   85.4    $   16.3     $   45.7
      Ratio of expenses to average
        net assets..................      0.61%      0.60%(b)      0.26%      0.25%(b)
      Ratio of net investment income
        to average net asset........      1.59%      2.56%(b)      1.96%      2.91%(b)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      NEW YORK TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0095    0.0281    0.0258    0.0222    0.0268
      Dividends from net
        investment income......   (0.0095)  (0.0281)  (0.0258)  (0.0222)  (0.0268)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.95%     2.87%     2.58%     2.22%     2.68%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  234.4  $  281.6  $  228.4  $  186.0  $  171.2
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     0.94%     2.81%     2.55%     2.19%     2.63%

--------------------------------------------------------------------------------

                                           FISCAL YEARS ENDED
                                                MAY 31,        PERIOD ENDED
                                           ------------------    MAY 31,
                                             2002      2001      2000(F)
                                           --------  --------  ------------

      CALIFORNIA II TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $ 1.0000  $ 1.0000    $ 1.0000
                                           --------  --------    --------
      Net investment income..............    0.0098    0.0236      0.0208
      Dividends from net investment
        income...........................   (0.0098)  (0.0236)    (0.0208)
                                           --------  --------    --------
      Net asset value at end of period...  $ 1.0000  $ 1.0000    $ 1.0000
                                           ========  ========    ========
      Total Return.......................     0.98%     2.42%     2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $  109.3  $  136.2    $   91.4
      Ratio of expenses to average net
        assets...........................     1.01%     1.00%     1.00%(b)(e)
      Ratio of net investment income to
        average net assets...............     1.00%     2.36%     2.27%(b)(e)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0092    0.0273    0.0248    0.0221    0.0267
      Dividends from net
        investment income......   (0.0092)  (0.0273)  (0.0248)  (0.0221)  (0.0267)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.92%     2.75%     2.48%     2.21%     2.67%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   41.2  $   40.2  $   51.1  $   55.4  $   36.8
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.89%
      Ratio of net investment
        income to average net
        assets.................     0.92%     2.73%     2.42%     2.17%     2.64%

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0105    0.0294    0.0272    0.0237    0.0269
      Dividends from net
        investment income......   (0.0105)  (0.0294)  (0.0272)  (0.0237)  (0.0269)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.05%     2.98%     2.72%     2.37%     2.69%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   32.1  $   28.9  $   28.9  $   22.6  $   10.8
      Ratio of expenses to
        average net assets.....     1.00%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     0.99%     2.94%     2.68%     2.30%     2.62%

--------------------------------------------------------------------------------

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0099    0.0279    0.0256    0.0220    0.0284
      Dividends from net
        investment income......   (0.0099)  (0.0279)  (0.0256)  (0.0220)  (0.0284)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.99%     2.85%     2.56%     2.20%     2.84%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   21.0  $   18.8  $   16.1  $   19.9  $   25.4
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%     0.75%
      Ratio of net investment
        income to average net
        assets.................     0.99%     2.79%     2.55%     2.17%     2.78%

                                       FISCAL YEARS ENDED MAY 31,   PERIOD ENDED
                                      ----------------------------    MAY 31,
                                        2002      2001      2000      1999(G)
                                      --------  --------  --------  ------------

      MICHIGAN TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $ 1.0000  $ 1.0000  $ 1.0000    $ 1.0000
                                      --------  --------  --------    --------
      Net investment income.........    0.0080    0.0276    0.0263      0.0118
      Dividends from net investment
        income......................   (0.0080)  (0.0276)  (0.0263)    (0.0118)
                                      --------  --------  --------    --------
      Net asset value at end of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000    $ 1.0000
                                      ========  ========  ========    ========
      Total Return..................     0.81%     2.83%     2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $    8.5  $    4.8  $    2.2    $    1.2
      Ratio of expenses to average
        net assets..................   1.01%(e)    1.00%     1.00%     1.00%(b)(e)
      Ratio of net investment income
        to average net assets.......   0.63%(e)    2.76%     2.60%     2.02%(b)(e)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0101    0.0277    0.0249    0.0223    0.0254
      Dividends from net
        investment income......   (0.0101)  (0.0277)  (0.0249)  (0.0223)  (0.0254)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.01%     2.83%     2.49%     2.23%     2.54%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   57.5  $   52.9  $   44.4  $   41.3  $   37.6
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.05%     1.00%     0.99%
      Ratio of net investment
        income to average net
        assets.................     0.94%     2.77%     2.46%     2.17%     2.50%

--------------------------------------------------------------------------------

                                                                           PERIOD
                                       FISCAL YEARS ENDED MAY 31,          ENDED
                                 --------------------------------------   MAY 31,
                                   2002      2001      2000      1999     1998(H)
                                 --------  --------  --------  --------  ----------

      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 --------  --------  --------  --------   --------
      Net investment income....    0.0082    0.0281    0.0256    0.0236     0.0048
      Dividends from net
        investment income......   (0.0082)  (0.0281)  (0.0256)  (0.0236)   (0.0048)
                                 --------  --------  --------  --------   --------
      Net asset value at end of
        period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 ========  ========  ========  ========   ========
      Total Return.............     0.83%     2.88%     2.56%     2.36%    2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $    5.7  $    8.1  $    8.9  $    1.2   $    2.5
      Ratio of expenses to
        average net assets.....   1.01%(e)    1.00%     1.00%   1.00%(e)   1.00%(b)
      Ratio of net investment
        income to average net
        assets.................   0.81%(e)    2.81%     2.95%   2.16%(e)   2.86%(b)

                                                                           PERIOD
                                       FISCAL YEARS ENDED MAY 31,          ENDED
                                 --------------------------------------   MAY 31,
                                   2002      2001      2000      1999     1998(I)
                                 --------  --------  --------  --------  ----------

      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 --------  --------  --------  --------   --------
      Net investment income....    0.0097    0.0287    0.0276    0.0234     0.0189
      Dividends from net
        investment income......   (0.0097)  (0.0287)  (0.0276)  (0.0234)   (0.0189)
                                 --------  --------  --------  --------   --------
      Net asset value at end of
        period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 ========  ========  ========  ========   ========
      Total Return.............     0.97%     2.97%     2.76%     2.34%    2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   51.5  $   34.1  $   21.1  $   16.9   $   13.2
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%    1.00%(b)
      Ratio of net investment
        income to average net
        assets.................     0.89%     2.87%     2.73%     2.28%    2.62%(b)

                                           FISCAL YEARS ENDED
                                                MAY 31,
                                           ------------------
                                             2002      2001    2000(J)
                                           --------  --------  --------

      VIRGINIA TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $ 1.0000  $ 1.0000  $ 1.0000
                                           --------  --------  --------
      Net investment income..............    0.0069    0.0253    0.0075
      Dividends from net investment
        income...........................   (0.0069)  (0.0253)  (0.0075)
                                           --------  --------  --------
      Net asset value at end of period...  $ 1.0000  $ 1.0000  $ 1.0000
                                           ========  ========  ========
      Total Return.......................     0.69%     2.77%   3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $   13.0  $    6.7  $    2.1
      Ratio of expenses to average net
        assets...........................   1.01%(e)    1.00%   1.01%(b)(e)
      Ratio of net investment income to
        average net assets...............   0.58%(e)    2.53%   3.19%(b)(e)

--------------------------------------------------------------------------------
---------------

(a)  From May 29, 2001 (Commencement of Operations) to May 31, 2001.
(b)  Annualized
(c)  From July 30, 2001 (Commencement of Operations) to November 30, 2001.
(d)  From July 27, 2001 (Commencement of Operations) to November 30, 2001.
(e) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                        NET
                                                FISCAL    EXPENSE    INVESTMENT
                                                 YEAR      RATIO       INCOME
                                               --------   --------   ----------
     U.S. Treasury Fund......................    2002        .97%       1.64%
                                                 2001        .99        4.68
                                                 2000        .86        4.26
                                                 1999        .77        3.99
                                                 1998        .77        4.46
     California II...........................    2000        .96(b)     2.31(b)
     Michigan................................    2002       1.00         .64
                                                 1999        .49(b)     2.53(b)
     Ohio....................................    2002       1.01         .81
                                                 1999        .83        2.32
     Virginia................................    2002        .99         .60
                                                 2000        .97(b)     3.23(b)

(f)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(g)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(h)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(i)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(j)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                  -------------------------------------------
                            FEDERAL TAX INFORMATION
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Trustees and Shareholders of The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (three series of The Reserve Fund), New York Tax-Exempt Fund (a series of Reserve New York Tax-Exempt Trust) and the California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Interstate Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (ten series of Reserve Tax-Exempt Trust) (collectively, the "Funds") at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                                 CURRENT POSITIONS HELD    TERM OF OFFICE **            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                   WITH THE FUNDS      AND LENGTH OF SERVICE              THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT                    Chairman/Chief          Since 2000              President of Reserve Management
Age: 65                          Executive Officer and                           Company, Inc. ("RMCI"), Director and
The Reserve Funds                Trustee of The Reserve                          Chairman/Chief Executive Officer of
1250 Broadway                    Fund ("RF"), Reserve                            Reserve Management Corporation ("RMC");
New York, NY 10001-3701          Tax-Exempt Trust                                Chairman and Director of Resrv
                                 ("RTET"), Reserve New                           Partners, Inc. ("RESRV") (2000 - present)
                                 York Tax-Exempt Trust                           and Chairman and Director of the Reserve
                                 ("RNYTET"), Reserve                             Offshore Money Fund, Ltd. (1990 - present)
                                 Municipal Money-Market                          Co-founder of The Reserve Funds (1970);
                                 Trust ("RMMMT") and                             various executive officer positions
                                 Reserve Private Equity                          (1970 - 2000).
                                 Series ("RPES").

                    *   MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE
                        FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH
                        RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                                 CURRENT POSITIONS HELD    TERM OF OFFICE **            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                   WITH THE FUNDS      AND LENGTH OF SERVICE              THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.                Trustee of RF, RTET,    Since 1970              Retired. President, Premier
Age: 70                          RNYTET, RMMMT and                               Resources, Inc. (meeting management firm)
125 Elm Street                   RPES.                                           (1987 - 2001)
Westfield, NJ 07091
---------------------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE                  Trustee of RF, RTET,    Since 2000              Deputy Chairman of Long Island Power
Age: 45                          RNYTET, RMMMT and                               Authority (1995 - present). Executive Vice
c/o AIMCO                        RPES.                                           President of Apartment Investment and
2000 S. Colorado Blvd.                                                           Management Company ("AIMCO") (a real
Tower Two                                                                        estate investment trust and the nation's
Suite 2-1000                                                                     largest owner and manager of multi-family
Denver, CO 80222                                                                 apartment properties) (1998 to present);
                                                                                 Partner, Skadden, Arps Slate (Law firm)
                                                                                 (1989 - 1998).
---------------------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.       Trustee of RF, RTET,    Since 1987              President of St. John's University, NY
Age: 56                          RNYTET, RMMMT and                               (1989 - present).
c/o St. John's University        RPES.
8000 Utopia Parkway
Jamaica, NY 11439
---------------------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS             Trustee of RF, RTET,    Since 1999              Retired. Former Chief Operating Officer of
Age: 55                          RNYTET, RMMMT and                               The Bear Stearns Companies, Inc. (1979 -
286 Gregory Road                 RPES.                                           1999)
Franklin Lakes, NJ 07417
---------------------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND               Trustee of RF, RTET,    Currently, since        Retired. Former President and COO of Long
Age: 62                          RNYTET, RMMMT and       1999. (Previously,      Island Bankcorp (1980 - 1996).
110 Grist Mill Lane              RPES.                   1987 - 1990)
Plandome Manor, NY 11030-1110

                   **   EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED
                        OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A
                        TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE
                        (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                                 CURRENT POSITIONS HELD    TERM OF OFFICE **            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                   WITH THE FUNDS      AND LENGTH OF SERVICE              THE LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II                 President and           Since 2000 and 2002,    Senior Vice President, Secretary and
Age: 36                          Assistant Treasurer of  respectively            Assistant Treasurer of RMCI; Senior Vice
The Reserve Funds                RF, RTET, RNYTET,                               President, Secretary and Assistant
1250 Broadway                    RMMMT and RPES.                                 Treasurer of RMC; and, Secretary and
New York, NY 10001-3701          Trustee of RMMMT.                               Director of RESRV (2000 to present).
                                                                                 Trustee of RF, RTET, RNYTET, and RPES
                                                                                 (1999 - 2001). Vice President RMC, RMCI
                                                                                 and RESRV (1992 - 2000).
---------------------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III               Chief Operating         Since 2000 and 2002,    Chief Operating Officer/Treasurer, Senior
Age: 34                          Officer/Treasurer,      respectively.           Vice President and Assistant Secretary of
The Reserve Funds                Senior Vice President                           RMCI; President, Treasurer and Assistant
1250 Broadway                    and Assistant                                   Secretary of RMC; and, Treasurer and
New York, NY 10001-3701          Secretary of RF, RTET,                          Director of RESRV (2000 - present). Vice
                                 RNYTET, RMMMT and                               President RMC, RMCI and RESRV (1997 -
                                 RPES.                                           2000).
                                 Trustee of RMMMT.
---------------------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG               General Counsel of RF,  Since 2002              General Counsel of RMC, RMCI and RESRV.
Age: 47                          RTET, RNYTET, RMMMT                             Former Vice President and Assistant
The Reserve Funds                and RPES.                                       General Counsel, U.S. Trust Company of New
1250 Broadway                                                                    York (1999 - 2002); Former Vice President
New York, NY 10001-3701                                                          and Manager, Bankers Trust Company
                                                                                 (1997 - 1999).
---------------------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY                 Controller of RF,       Since 2000              Controller of RMC, RMCI and RESRV. Vice
Age: 43                          RTET, RNYTET, RMMMT                             President and Treasurer, Northstar Funds;
The Reserve Funds                and RPES.                                       Senior Vice President and Chief Financial
1250 Broadway                                                                    Officer, Northstar Investment Management
New York, NY 10001-3701                                                          Corp.; President and Treasurer, Northstar
                                                                                 Administrators Corp.; and, Vice President
                                                                                 and Treasurer, Northstar
                                                                                 Distributors, Inc. (1993 - 1999)

                   **   OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A
                        SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.